UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05452)

Exact name of registrant as specified in charter:	Putnam Premier Income Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2015

Date of reporting period:	October 31, 2014

Item 1. Schedule of Investments:

Putnam Premier Income Trust

The fund's portfolio
10/31/14 (Unaudited)

MORTGAGE-BACKED SECURITIES (45.4%)(a)
			Principal amount	Value

Agency collateralized mortgage obligations (18.7%)

Federal Home Loan Mortgage Corporation
IFB Ser. 3182, Class SP, 27.989s, 2032			$544,643	$812,290
IFB Ser. 3408, Class EK, 25.178s, 2037			172,698	271,820
IFB Ser. 2979, Class AS, 23.713s, 2034			50,034	63,802
IFB Ser. 3072, Class SM, 23.236s, 2035			318,587	484,516
IFB Ser. 3072, Class SB, 23.09s, 2035			285,363	432,327
IFB Ser. 3998, Class KS, IO, 6.547s, 2027			3,655,965	615,230
IFB Ser. 319, Class S2, IO, 5.847s, 2043			3,273,472	816,633
IFB Ser. 4240, Class SA, IO, 5.847s, 2043			7,298,290	1,696,706
IFB Ser. 317, Class S3, IO, 5.827s, 2043			8,480,299	2,123,129
IFB Ser. 325, Class S1, IO, 5.797s, 2044			6,688,182	1,589,647
IFB Ser. 326, Class S2, IO, 5.797s, 2044			21,448,821	5,240,131
IFB Ser. 308, Class S1, IO, 5.797s, 2043			5,470,523	1,361,449
IFB Ser. 269, Class S1, IO, 5.797s, 2042			5,546,249	1,295,937
IFB Ser. 314, Class AS, IO, 5.737s, 2043			4,087,943	985,701
Ser. 4122, Class TI, IO, 4 1/2s, 2042			6,298,427	1,332,747
Ser. 4000, Class PI, IO, 4 1/2s, 2042			3,712,896	724,015
Ser. 4024, Class PI, IO, 4 1/2s, 2041			6,187,312	1,261,530
Ser. 4193, Class PI, IO, 4s, 2043			8,264,339	1,398,210
Ser. 304, Class C53, IO, 4s, 2032			4,046,160	716,049
Ser. 303, Class C19, IO, 3 1/2s, 2043			7,833,188	1,711,294
Ser. 304, Class C22, IO, 3 1/2s, 2042			4,439,407	955,246
Ser. 4122, Class AI, IO, 3 1/2s, 2042			9,749,172	1,393,005
Ser. 4122, Class CI, IO, 3 1/2s, 2042			8,833,820	1,262,215
Ser. 4105, Class HI, IO, 3 1/2s, 2041			4,333,870	645,573
Ser. 304, IO, 3 1/2s, 2027			8,037,768	1,006,730
Ser. 304, Class C37, IO, 3 1/2s, 2027			5,957,915	757,787
Ser. 4165, Class TI, IO, 3s, 2042			18,833,387	2,474,707
Ser. 4183, Class MI, IO, 3s, 2042			8,326,014	1,118,184
Ser. 4210, Class PI, IO, 3s, 2041			5,884,014	665,629
Ser. 304, Class C45, IO, 3s, 2027			7,485,460	869,471
Ser. T-57, Class 1AX, IO, 0.393s, 2043			4,116,182	44,721
FRB Ser. 3326, Class WF, zero %, 2035			3,156	2,474

Federal National Mortgage Association
IFB Ser. 06-62, Class PS, 38.988s, 2036			278,702	523,079
IFB Ser. 07-53, Class SP, 23.643s, 2037			273,133	420,410
IFB Ser. 08-24, Class SP, 22.726s, 2038			280,753	421,181
IFB Ser. 05-75, Class GS, 19.794s, 2035			240,379	330,985
IFB Ser. 05-83, Class QP, 16.999s, 2034			342,675	461,638
IFB Ser. 13-101, Class HS, IO, 6.348s, 2043			3,429,163	983,004
IFB Ser. 13-81, Class US, IO, 6.098s, 2043			4,627,483	835,862
IFB Ser. 13-10, Class KS, IO, 6.048s, 2043			4,303,926	901,630
IFB Ser. 13-19, Class DS, IO, 6.048s, 2041			9,126,761	1,613,939
IFB Ser. 13-41, Class SP, IO, 6.048s, 2040			3,176,142	502,212
Ser. 12-134, Class SA, IO, 5.998s, 2042			6,091,839	1,483,963
IFB Ser. 13-19, Class SK, IO, 5.998s, 2043			5,587,800	1,303,037
IFB Ser. 12-128, Class ST, IO, 5.998s, 2042			4,139,516	976,678
IFB Ser. 13-18, Class SB, IO, 5.998s, 2041			4,095,347	727,334
IFB Ser. 13-124, Class SB, IO, 5.798s, 2043			4,324,411	1,052,048
IFB Ser. 411, Class S1, IO, 5.798s, 2042			5,724,444	1,313,989
IFB Ser. 13-128, Class CS, IO, 5.748s, 2043			7,929,513	1,957,004
IFB Ser. 13-101, Class CS, IO, 5.748s, 2043			4,919,598	1,241,411
IFB Ser. 13-102, Class SH, IO, 5.748s, 2043			6,353,530	1,586,349
Ser. 374, Class 6, IO, 5 1/2s, 2036			610,297	118,312
Ser. 12-132, Class PI, IO, 5s, 2042			8,290,809	1,632,460
Ser. 10-13, Class EI, IO, 5s, 2038			120,086	1,935
Ser. 378, Class 19, IO, 5s, 2035			1,826,250	355,666
Ser. 12-127, Class BI, IO, 4 1/2s, 2042			2,292,899	554,079
Ser. 12-30, Class HI, IO, 4 1/2s, 2040			18,118,695	3,337,464
Ser. 409, Class 81, IO, 4 1/2s, 2040			8,438,067	1,813,099
Ser. 409, Class 82, IO, 4 1/2s, 2040			10,365,752	2,238,315
Ser. 366, Class 22, IO, 4 1/2s, 2035			674,526	48,802
Ser. 12-75, Class AI, IO, 4 1/2s, 2027			3,143,374	408,733
Ser. 418, Class C24, IO, 4s, 2043			6,793,079	1,499,501
Ser. 13-41, Class IP, IO, 4s, 2043			6,039,993	1,093,118
Ser. 13-44, Class PI, IO, 4s, 2043			5,801,713	987,651
Ser. 13-60, Class IP, IO, 4s, 2042			4,169,997	776,672
Ser. 12-96, Class PI, IO, 4s, 2041			3,837,575	663,286
Ser. 406, Class 2, IO, 4s, 2041			3,496,088	652,720
Ser. 406, Class 1, IO, 4s, 2041			2,443,816	456,260
Ser. 409, Class C16, IO, 4s, 2040			6,283,416	1,315,325
Ser. 418, Class C15, IO, 3 1/2s, 2043			14,254,711	3,133,512
Ser. 12-145, Class TI, IO, 3s, 2042			9,127,102	997,592
Ser. 13-35, Class IP, IO, 3s, 2042			7,756,991	911,143
Ser. 13-53, Class JI, IO, 3s, 2041			6,313,627	816,036
Ser. 13-23, Class PI, IO, 3s, 2041			7,859,041	787,869
Ser. 03-W10, Class 1, IO, 1.039s, 2043			644,255	16,987
Ser. 00-T6, IO, 0.719s, 2030			3,148,878	66,914
Ser. 99-51, Class N, PO, zero %, 2029			35,401	31,861

Government National Mortgage Association
IFB Ser. 10-163, Class SI, IO, 6.478s, 2037			5,691,440	652,682
IFB Ser. 11-56, Class MI, IO, 6.293s, 2041			5,507,905	1,182,878
Ser. 13-116, Class SA, IO, 5.998s, 2043			4,776,168	854,170
IFB Ser. 13-129, Class SN, IO, 5.993s, 2043			3,676,986	643,546
IFB Ser. 13-165, Class LS, IO, 5.993s, 2043			3,749,759	699,518
IFB Ser. 10-20, Class SC, IO, 5.993s, 2040			5,161,148	929,058
Ser. 13-182, Class LS, IO, 5.983s, 2043			4,042,523	939,257
IFB Ser. 12-77, Class MS, IO, 5.943s, 2042			3,588,515	891,674
IFB Ser. 11-128, Class TS, IO, 5.898s, 2041			3,003,449	560,143
IFB Ser. 13-99, Class AS, IO, 5.893s, 2043			2,944,225	645,757
IFB Ser. 11-70, Class SM, IO, 5.738s, 2041			5,451,000	1,047,192
IFB Ser. 11-70, Class SH, IO, 5.738s, 2041			5,599,000	1,116,945
Ser. 14-122, Class IC, IO, 5s, 2044			5,647,932	1,140,487
Ser. 14-25, Class MI, IO, 5s, 2043			3,816,992	825,615
Ser. 13-22, Class IE, IO, 5s, 2043			6,045,750	1,243,869
Ser. 13-22, Class OI, IO, 5s, 2043			5,652,491	1,265,261
Ser. 13-3, Class IT, IO, 5s, 2043			5,042,072	1,121,203
Ser. 13-6, Class IC, IO, 5s, 2043			4,696,847	975,300
Ser. 12-146, Class IO, IO, 5s, 2042			4,583,717	950,159
Ser. 13-6, Class CI, IO, 5s, 2042			3,503,944	671,846
Ser. 13-130, Class IB, IO, 5s, 2040			3,973,393	471,350
Ser. 13-16, Class IB, IO, 5s, 2040			5,823,225	493,902
Ser. 11-41, Class BI, IO, 5s, 2040			3,515,022	360,103
Ser. 10-35, Class UI, IO, 5s, 2040			2,682,394	574,091
Ser. 10-20, Class UI, IO, 5s, 2040			4,838,469	1,033,304
Ser. 10-9, Class UI, IO, 5s, 2040			26,474,966	5,830,592
Ser. 09-121, Class UI, IO, 5s, 2039			10,269,225	2,256,354
Ser. 13-34, Class IH, IO, 4 1/2s, 2043			9,095,338	1,819,805
Ser. 13-24, Class IC, IO, 4 1/2s, 2043			1,836,905	389,461
Ser. 11-140, Class BI, IO, 4 1/2s, 2040			2,186,371	210,285
Ser. 11-18, Class PI, IO, 4 1/2s, 2040			638,221	104,336
Ser. 10-35, Class AI, IO, 4 1/2s, 2040			9,611,808	2,003,774
Ser. 10-35, Class QI, IO, 4 1/2s, 2040			21,362,555	4,291,065
Ser. 13-151, Class IB, IO, 4 1/2s, 2040			9,643,998	1,967,921
Ser. 10-9, Class QI, IO, 4 1/2s, 2040			5,714,498	1,219,855
Ser. 09-121, Class BI, IO, 4 1/2s, 2039			3,397,401	872,419
Ser. 10-168, Class PI, IO, 4 1/2s, 2039			2,243,378	344,695
Ser. 10-158, Class IP, IO, 4 1/2s, 2039			7,060,293	989,430
Ser. 10-98, Class PI, IO, 4 1/2s, 2037			2,754,902	270,642
Ser. 14-4, Class IC, IO, 4s, 2044			4,187,979	862,263
Ser. 13-165, Class IL, IO, 4s, 2043			3,460,450	591,564
Ser. 12-56, Class IB, IO, 4s, 2042			3,709,998	751,234
Ser. 12-47, Class CI, IO, 4s, 2042			9,596,620	1,853,527
Ser. 13-76, Class IO, IO, 3 1/2s, 2043			16,714,495	2,247,431
Ser. 13-28, Class IO, IO, 3 1/2s, 2043			5,703,614	902,552
Ser. 13-54, Class JI, IO, 3 1/2s, 2043			7,402,908	1,048,844
Ser. 13-37, Class JI, IO, 3 1/2s, 2043			11,021,320	1,567,893
Ser. 13-14, Class IO, IO, 3 1/2s, 2042			15,045,611	1,989,481
Ser. 13-27, Class PI, IO, 3 1/2s, 2042			7,981,468	1,159,149
Ser. 12-140, Class IC, IO, 3 1/2s, 2042			8,210,978	1,819,064
Ser. 06-36, Class OD, PO, zero %, 2036			10,918	9,632

				138,142,548
Commercial mortgage-backed securities (17.7%)

Banc of America Commercial Mortgage Trust
Ser. 06-4, Class AJ, 5.695s, 2046			1,658,000	1,721,254
FRB Ser. 05-5, Class D, 5.214s, 2045			1,456,000	1,481,480

Banc of America Commercial Mortgage Trust 144A
Ser. 01-1, Class K, 6 1/8s, 2036			195,377	96,868
Ser. 07-5, Class XW, IO, 0.527s, 2051			150,530,230	1,382,169

Bear Stearns Commercial Mortgage Securities Trust
Ser. 05-PWR7, Class D, 5.304s, 2041			1,026,000	1,007,881
Ser. 05-PWR7, Class B, 5.214s, 2041(F)			1,641,000	1,650,352

Bear Stearns Commercial Mortgage Securities Trust 144A
FRB Ser. 06-PW11, Class B, 5.435s, 2039			1,233,000	1,237,340
FRB Ser. 06-PW11, Class C, 5.435s, 2039			1,554,000	1,544,971
Ser. 06-PW14, Class XW, IO, 0.638s, 2038			40,557,327	498,044

CFCRE Commercial Mortgage Trust 144A FRB Ser. 11-C2, Class E, 5.559s, 2047			950,000	999,229

Citigroup Commercial Mortgage Trust
FRB Ser. 06-C4, Class AJ, 5.779s, 2049			3,592,000	3,744,348
Ser. 06-C5, Class AJ, 5.482s, 2049			2,069,000	2,086,239
Ser. 13-GC11, Class D, 4.458s, 2046			1,983,000	1,884,302

Citigroup/Deutsche Bank Commercial Mortgage Trust 144A
FRB Ser. 07-CD5, Class E, 6.112s, 2044			2,160,000	2,138,400
Ser. 07-CD5, Class XS, IO, 0.045s, 2044			55,654,820	251,737

COMM Mortgage Trust FRB Ser. 07-C9, Class F, 5.796s, 2049			1,138,000	1,126,620

COMM Mortgage Trust 144A
FRB Ser. 13-LC6, Class D, 4.288s, 2046			475,000	446,673
FRB Ser. 13-LC13, Class E, 3.719s, 2046			1,331,000	1,005,260
FRB Ser. 07-C9, Class AJFL, 0.842s, 2049			1,142,000	1,082,056

Credit Suisse Commercial Mortgage Trust Ser. 06-C5, Class AX, IO, 0.718s, 2039			46,647,848	560,758

Credit Suisse First Boston Mortgage Securities Corp. Ser. 05-C5, Class C, 5.1s, 2038			993,000	1,015,726

Crest, Ltd. 144A Ser. 03-2A, Class E2, 8s, 2038 (Cayman Islands)			1,173,402	586,701

DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.419s, 2044			2,471,000	2,594,342

FFCA Secured Lending Corp. 144A Ser. 00-1, Class X, IO, 1s, 2020			4,241,077	64,846

First Union Commercial Mortgage Trust 144A Ser. 99-C1, Class G, 5.35s, 2035			891,000	662,264

GE Capital Commercial Mortgage Corp. FRB Ser. 06-C1, Class AJ, 5.274s, 2044			1,093,000	1,095,995

GMAC Commercial Mortgage Securities, Inc. Trust Ser. 04-C3, Class B, 4.965s, 2041			1,054,000	1,044,904

Greenwich Capital Commercial Funding Corp.
FRB Ser. 05-GG3, Class E, 5.087s, 2042			1,127,000	1,115,493
FRB Ser. 05-GG3, Class D, 4.986s, 2042			1,937,000	1,937,848

GS Mortgage Securities Trust
Ser. 05-GG4, Class B, 4.841s, 2039			782,000	781,726
Ser. 05-GG4, Class AJ, 4.782s, 2039(F)			2,015,000	2,038,515

GS Mortgage Securities Trust 144A
FRB Ser. 12-GC6, Class D, 5.638s, 2045			1,156,000	1,219,670
FRB Ser. 11-GC3, Class D, 5.537s, 2044(F)			727,000	785,800
FRB Ser. 11-GC3, Class E, 5s, 2044			1,347,000	1,284,301
FRB Ser. 13-GC10, Class D, 4.414s, 2046			1,784,000	1,722,149
Ser. 05-GG4, Class XC, IO, 0.704s, 2039(F)			104,121,141	292,828

Guggenheim Structured Real Estate Funding, Ltd. 144A FRB Ser. 05-2A, Class E, 2.152s, 2030 (Cayman Islands)			362,629	344,497

JPMBB Commercial Mortgage Securities Trust 144A FRB Ser. 13-C14, Class E, 4.561s, 2046			1,000,000	894,834

JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 07-CB20, Class AJ, 6.074s, 2051			3,342,000	3,483,768
FRB Ser. 06-LDP7, Class B, 5.863s, 2045			1,231,000	1,009,694
Ser. 06-LDP6, Class AJ, 5.565s, 2043			1,182,000	1,203,654
Ser. 06-LDP8, Class B, 5.52s, 2045			838,000	841,905
FRB Ser. 06-LDP6, Class B, 5.501s, 2043			1,841,000	1,841,000
FRB Ser. 04-CBX, Class B, 5.021s, 2037			573,000	573,246
FRB Ser. 05-LDP2, Class E, 4.981s, 2042			1,965,000	1,970,285

JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 07-CB20, Class B, 6.174s, 2051			1,675,000	1,703,931
FRB Ser. 07-CB20, Class C, 6.174s, 2051			1,904,000	1,803,735
FRB Ser. 11-C3, Class F, 5.567s, 2046			953,000	956,555
FRB Ser. 12-C8, Class E, 4.667s, 2045			2,337,000	2,318,997
FRB Ser. 13-C13, Class D, 4.056s, 2046			1,345,000	1,252,801
FRB Ser. 13-C13, Class E, 3.986s, 2046			1,489,000	1,195,285
FRB Ser. 13-C10, Class E, 3 1/2s, 2047			1,865,000	1,355,669
FRB Ser. 13-LC11, Class E, 3 1/4s, 2046			1,249,000	878,796
Ser. 07-CB20, Class X1, IO, 0.313s, 2051			100,469,551	831,586

LB Commercial Conduit Mortgage Trust 144A
Ser. 99-C1, Class G, 6.41s, 2031(F)			929,635	980,537
Ser. 98-C4, Class J, 5.6s, 2035			965,000	1,012,768

LB-UBS Commercial Mortgage Trust
Ser. 06-C3, Class AJ, 5.72s, 2039			1,619,000	1,622,675
Ser. 06-C6, Class E, 5.541s, 2039			1,750,000	1,648,693
Ser. 06-C6, Class D, 5.502s, 2039			3,004,000	2,905,409
Ser. 07-C1, Class AJ, 5.484s, 2040			632,000	648,034
FRB Ser. 06-C6, Class C, 5.482s, 2039			2,276,000	2,236,170
FRB Ser. 06-C1, Class AJ, 5.276s, 2041			944,000	974,385
Ser. 04-C8, Class E, 4.986s, 2039			1,467,000	1,470,668

Merrill Lynch Mortgage Investors Trust Ser. 96-C2, Class JS, IO, 2.371s, 2028			81,847	7

Merrill Lynch Mortgage Trust
FRB Ser. 08-C1, Class AJ, 6.283s, 2051			917,000	1,014,385
FRB Ser. 05-CIP1, Class B, 5.236s, 2038			1,046,000	1,025,080
Ser. 04-KEY2, Class D, 5.046s, 2039			2,993,000	2,993,000
Ser. 05-MCP1, Class D, 5.023s, 2043			1,017,000	1,013,054

Mezz Cap Commercial Mortgage Trust 144A
Ser. 04-C1, Class X, IO, 8.72s, 2037			78,384	2,336
Ser. 07-C5, Class X, IO, 5.545s, 2049			2,158,475	116,558

ML-CFC Commercial Mortgage Trust Ser. 06-3, Class AJ, 5.485s, 2046			796,000	798,858

ML-CFC Commercial Mortgage Trust 144A Ser. 06-4, Class AJFX, 5.147s, 2049			893,000	870,523

Morgan Stanley Bank of America Merrill Lynch Trust 144A
Ser. 13-C10, Class D, 4.082s, 2046			423,000	382,329
FRB Ser. 13-C10, Class E, 4.082s, 2046			1,496,000	1,360,732

Morgan Stanley Capital I Trust
Ser. 06-HQ9, Class C, 5.842s, 2044			2,480,000	2,558,170
Ser. 07-HQ11, Class C, 5.558s, 2044			1,369,000	1,346,562
FRB Ser. 06-HQ8, Class D, 5.492s, 2044			1,715,000	1,662,487
Ser. 06-HQ10, Class AJ, 5.389s, 2041			1,290,000	1,301,081
Ser. 04-IQ8, Class C, 5.3s, 2040			391,854	389,565

Morgan Stanley Capital I Trust 144A FRB Ser. 04-RR, Class F7, 6s, 2039			2,204,894	2,088,454

STRIPS 144A Ser. 03-1A, Class N, 5s, 2018 (Cayman Islands)			376,000	282,000

TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E, 8s, 2038			1,078,858	269,714

UBS-Barclays Commercial Mortgage Trust 144A
FRB Ser. 12-C3, Class D, 4.958s, 2049			1,201,000	1,191,400
Ser. 13-C6, Class D, 4.352s, 2046			1,160,000	1,100,550

Wachovia Bank Commercial Mortgage Trust
FRB Ser. 06-C26, Class AJ, 5.997s, 2045			3,373,000	3,410,103
FRB Ser. 06-C25, Class AJ, 5.712s, 2043			1,146,000	1,183,474
Ser. 06-C24, Class AJ, 5.658s, 2045			1,682,000	1,718,163
Ser. 03-C9, Class E, 5.289s, 2035			637,493	639,087
Ser. 07-C34, IO, 0.308s, 2046			27,352,953	222,380

Wachovia Bank Commercial Mortgage Trust 144A
FRB Ser. 03-C8, Class H, 5.745s, 2035			1,711,186	1,591,796
FRB Ser. 04-C15, Class G, 5.395s, 2041			1,500,000	1,447,305
FRB Ser. 05-C17, Class E, 5.346s, 2042			897,000	895,735

Wells Fargo Commercial Mortgage Trust 144A
FRB Ser. 12-LC5, Class E, 4.778s, 2045			1,094,000	962,611
FRB Ser. 13-LC12, Class D, 4.302s, 2046			1,373,000	1,260,015

WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C5, Class E, 5.635s, 2044			491,000	530,280
FRB Ser. 12-C6, Class E, 5s, 2045			1,243,000	1,224,479
FRB Ser. 11-C4, Class F, 5s, 2044			1,993,000	1,873,309
FRB Ser. 12-C7, Class E, 4.846s, 2045			1,018,000	1,020,863
FRB Ser. 13-C18, Class D, 4.673s, 2046			1,522,000	1,459,391
FRB Ser. 13-UBS1, Class D, 4.633s, 2046			3,396,000	3,281,249
FRB Ser. 13-C15, Class D, 4.483s, 2046			1,786,000	1,695,584
Ser. 14-C19, Class D, 4.234s, 2047			1,227,000	1,130,182
Ser. 13-C12, Class E, 3 1/2s, 2048			1,628,000	1,256,501

				130,718,018
Residential mortgage-backed securities (non-agency) (9.0%)

Barclays Capital, LLC Trust
Ser. 13-RR1, Class 9A4, 7.46s, 2036			650,000	657,475
FRB Ser. 12-RR10, Class 9A2, 2.665s, 2035			2,320,000	2,163,632

Barclays Capital, LLC Trust 144A
FRB Ser. 12-RR2, Class 5A12, 6.345s, 2036			1,350,000	1,285,875
FRB Ser. 12-RR12, Class 4A7, 2.782s, 2036			1,250,000	1,159,375
FRB Ser. 09-RR11, Class 2A2, 2.41s, 2035			1,970,000	1,792,700
FRB Ser. 14-RR2, Class 3A2, 1.078s, 2046			1,200,000	805,500

Bear Stearns Adjustable Rate Mortgage Trust FRB Ser. 05-12, Class 12A1, 2.559s, 2036			1,560,658	1,388,380

Bear Stearns Asset Backed Securities, Inc. FRB Ser. 04-FR3, Class M6, 5.03s, 2034			79,080	13,032

Citigroup Mortgage Loan Trust, Inc. 144A FRB Ser. 12-4, Class 3A2, 2.53s, 2036			1,678,193	1,426,464

Countrywide Alternative Loan Trust
Ser. 06-26CB, Class A8, 6 1/4s, 2036			882,450	758,907
Ser. 06-11CB, Class 1A3, 6s, 2036			1,520,385	1,299,929
FRB Ser. 05-76, Class 2A1, 1.115s, 2036			940,006	829,556
FRB Ser. 05-38, Class A3, 0.502s, 2035			2,956,429	2,564,702
FRB Ser. 05-59, Class 1A1, 0.487s, 2035			1,316,282	1,066,188
FRB Ser. 07-OA10, Class 2A1, 0.402s, 2047			844,038	696,331

Countrywide Asset Backed Certificates FRB Ser. 06-4, Class 2A3, 0.442s, 2036			850,000	718,023

Countrywide Home Loans FRB Ser. 06-OA5, Class 1A1, 0.352s, 2046			932,576	778,701

Credit Suisse Commercial Mortgage Trust 144A FRB Ser. 08-4R, Class 1A4, 0.552s, 2037			1,200,000	1,026,000

Credit Suisse First Boston Mortgage Securities Corp. FRB Ser. 03-AR30, Class CB1, 2.49s, 2034			947,572	855,682

Granite Mortgages PLC
FRB Ser. 03-2, Class 3C, 3.07s, 2043 (United Kingdom)		GBP	746,898	1,224,085
FRB Ser. 03-2, Class 2C1, 2.852s, 2043 (United Kingdom)		EUR	2,002,000	2,551,456

Green Tree Home Improvement Loan Trust Ser. 95-F, Class B2, 7.1s, 2021			$4,479	4,470

Morgan Stanley Resecuritization Trust 144A Ser. 13-R7, Class 9B, 5 1/2s, 2046			2,000,000	1,980,000

MortgageIT Trust
FRB Ser. 05-3, Class M2, 0.682s, 2035			880,752	767,135
FRB Ser. 05-3, Class A2, 0.502s, 2035			1,036,050	929,855

Opteum Mortgage Acceptance Corp. FRB Ser. 05-4, Class 1A2, 0.542s, 2035			818,098	744,470

Residential Accredit Loans, Inc.
FRB Ser. 06-QO7, Class 2A1, 0.965s, 2046(F)			2,843,514	1,987,048
FRB Ser. 06-QO5, Class 2A1, 0.342s, 2046			2,357,945	1,827,407

WAMU Mortgage Pass-Through Certificates
FRB Ser. 06-AR1, Class 2A1B, 1.185s, 2046			4,715,477	4,220,352
FRB Ser. 06-AR3, Class A1B, 1.115s, 2046			2,238,070	1,819,551
FRB Ser. 05-AR19, Class A1C3, 0.652s, 2045			5,104,113	4,491,619
FRB Ser. 05-AR13, Class A1C3, 0.642s, 2045			8,198,476	7,214,659
FRB Ser. 05-AR8, Class 2AC2, 0.612s, 2045			2,450,765	2,202,012
FRB Ser. 05-AR11, Class A1B2, 0.602s, 2045			1,445,070	1,271,661
FRB Ser. 05-AR13, Class A1B2, 0.582s, 2045			1,743,645	1,551,844
FRB Ser. 05-AR17, Class A1B2, 0.562s, 2045			1,574,567	1,362,000
FRB Ser. 05-AR15, Class A1B2, 0.562s, 2045			2,773,377	2,447,505
FRB Ser. 05-AR19, Class A1C4, 0.552s, 2045			1,523,762	1,333,292
FRB Ser. 05-AR11, Class A1B3, 0.552s, 2045			3,411,082	2,993,224
FRB Ser. 05-AR8, Class 2AC3, 0.542s, 2045			852,458	760,819
FRB Ser. 05-AR6, Class 2A1C, 0.492s, 2045			1,107,007	990,772

Wells Fargo Mortgage Loan Trust FRB Ser. 12-RR2, Class 1A2, 0.382s, 2047			1,250,000	924,956

				66,886,644

Total mortgage-backed securities (cost $309,213,566)				$335,747,210

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (37.6%)(a)
			Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (0.1%)

Government National Mortgage Association Pass-Through Certificates 6 1/2s, November 20, 2038			$701,608	$793,787

				793,787
U.S. Government Agency Mortgage Obligations (37.5%)

Federal Home Loan Mortgage Corporation Pass-Through Certificates
4 1/2s, May 1, 2044			9,928,260	10,971,085
4s, November 1, 2041			769,127	823,326

Federal National Mortgage Association Pass-Through Certificates
6 1/2s, April 1, 2016			1,078	1,108
5 1/2s, TBA, November 1, 2044			5,000,000	5,582,031
4 1/2s, with due dates from January 1, 2044 to February 1, 2044			2,245,047	2,471,831
4 1/2s, TBA, December 1, 2044			47,000,000	50,848,125
4 1/2s, TBA, November 1, 2044			47,000,000	50,954,608
4s, TBA, January 1, 2045			61,000,000	64,414,570
4s, TBA, November 1, 2044			61,000,000	64,769,611
3 1/2s, TBA, November 1, 2044			13,000,000	13,440,781
3s, TBA, November 1, 2044			13,000,000	13,004,063

				277,281,139

Total U.S. government and agency mortgage obligations (cost $277,016,640)				$278,074,926

U.S. TREASURY OBLIGATIONS (0.1%)(a)
			Principal amount	Value

U.S. Treasury Bonds 2.750%, November 15, 2042(i)			$163,000	$155,386

U.S. Treasury Notes
2.000%, January 31, 2016(i)			332,000	341,030
2.250%, July 31, 2018(i)			107,000	111,372
0.875%, September 15, 2016(i)			94,000	94,817

Total U.S. treasury Obligations (cost $702,605)				$702,605

CORPORATE BONDS AND NOTES (33.1%)(a)
			Principal amount	Value

Basic materials (2.9%)

Alcoa, Inc. sr. unsec. unsub. notes 5.4s, 2021			$85,000	$93,063

Alcoa, Inc. sr. unsec. unsub. notes 5 1/8s, 2024			325,000	343,108

ArcelorMittal SA sr. unsec. bonds 10.35s, 2019 (France)			681,000	841,035

ArcelorMittal SA sr. unsec. unsub. notes 7 1/2s, 2039 (France)			365,000	389,638

Boise Cascade Co. company guaranty sr. unsec. notes 6 3/8s, 2020			625,000	654,688

Celanese US Holdings, LLC company guaranty sr. unsec. unsub. notes 4 5/8s, 2022 (Germany)			340,000	341,700

Celanese US Holdings, LLC sr. notes 5 7/8s, 2021 (Germany)			430,000	466,550

Cemex Finance, LLC 144A company guaranty sr. notes 6s, 2024 (Mexico)			1,120,000	1,142,064

Cemex SAB de CV 144A company guaranty sr. notes 9 1/2s, 2018 (Mexico)			210,000	234,570

Cemex SAB de CV 144A company guaranty sr. notes 6 1/2s, 2019 (Mexico)			420,000	449,925

Cemex SAB de CV 144A company guaranty sr. notes 5.7s, 2025 (Mexico)			250,000	245,000

Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 4 7/8s, 2024			486,000	477,495

Coveris Holdings SA 144A company guaranty sr. unsec. notes 7 7/8s, 2019 (Luxembourg)			450,000	471,938

CPG Merger Sub, LLC 144A company guaranty sr. unsec. unsub. notes 8s, 2021			550,000	563,750

Eldorado Gold Corp. 144A sr. unsec. notes 6 1/8s, 2020 (Canada)			183,000	180,767

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7 1/4s, 2022 (Canada)			463,000	451,425

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7s, 2021 (Canada)			118,000	115,788

FMG Resources August 2006 Pty, Ltd. 144A sr. notes 8 1/4s, 2019 (Australia)			238,000	246,925

HD Supply, Inc. company guaranty sr. unsec. notes 7 1/2s, 2020			681,000	725,265

HD Supply, Inc. company guaranty sr. unsec. unsub. notes 11 1/2s, 2020			357,000	415,905

Hexion U.S. Finance Corp. company guaranty sr. notes 6 5/8s, 2020			318,000	318,000

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC company guaranty sr. notes 8 7/8s, 2018			351,000	347,051

HudBay Minerals, Inc. company guaranty sr. unsec. notes 9 1/2s, 2020 (Canada)			330,000	346,500

HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 9 1/2s, 2020 (Canada)			400,000	420,000

Huntsman International, LLC company guaranty sr. unsec. notes 5 1/8s, 2021		EUR	100,000	130,820

Huntsman International, LLC company guaranty sr. unsec. sub. notes 8 5/8s, 2021			$761,000	829,490

Huntsman International, LLC company guaranty sr. unsec. unsub. notes 4 7/8s, 2020			585,000	589,388

Huntsman International, LLC 144A company guaranty sr. unsec. unsub. notes 5 1/8s, 2022			100,000	100,625

Ineos Finance PLC 144A company guaranty sr. notes 7 1/2s, 2020 (United Kingdom)			100,000	106,875

INEOS Group Holdings SA 144A company guaranty sr. unsec. notes 6 1/8s, 2018 (Luxembourg)			615,000	619,613

INEOS Group Holdings SA 144A company guaranty sr. unsec. notes 5 7/8s, 2019 (Luxembourg)			230,000	229,713

JM Huber Corp. 144A sr. unsec. notes 9 7/8s, 2019			615,000	682,650

JMC Steel Group, Inc. 144A sr. unsec. notes 8 1/4s, 2018			261,000	264,915

Louisiana-Pacific Corp. company guaranty sr. unsec. unsub. notes 7 1/2s, 2020			526,000	562,820

Momentive Performance Materials, Inc. company guaranty sr. notes 8 7/8s, 2020			346,000	3

Momentive Performance Materials, Inc. company guaranty sr. notes 3.88s, 2021			346,000	299,290

New Gold, Inc. 144A sr. unsec. notes 6 1/4s, 2022 (Canada)			278,000	271,745

NOVA Chemicals Corp. 144A sr. unsec. notes 5s, 2025 (Canada)			95,000	98,088

Perstorp Holding AB 144A company guaranty sr. notes 8 3/4s, 2017 (Sweden)			653,000	664,428

PQ Corp. 144A sr. notes 8 3/4s, 2018			315,000	329,175

Roofing Supply Group, LLC/Roofing Supply Finance, Inc. 144A company guaranty sr. unsec. notes 10s, 2020			225,000	233,438

Ryerson, Inc./Joseph T Ryerson & Son, Inc. company guaranty sr. notes 9s, 2017			547,000	575,718

SBA Communications Corp. 144A sr. unsec. notes 4 7/8s, 2022			326,000	321,069

Sealed Air Corp. 144A company guaranty sr. unsec. notes 8 3/8s, 2021			30,000	33,975

Sealed Air Corp. 144A company guaranty sr. unsec. notes 6 7/8s, 2033			502,000	524,590

Sealed Air Corp. 144A sr. unsec. notes 6 1/2s, 2020			297,000	326,700

Sealed Air Corp. 144A sr. unsec. notes 5 1/4s, 2023			320,000	329,600

Smurfit Kappa Acquisitions 144A company guaranty sr. notes 4 7/8s, 2018 (Ireland)			200,000	207,020

Smurfit Kappa Treasury Funding, Ltd. company guaranty sr. unsub. notes 7 1/2s, 2025 (Ireland)			118,000	136,290

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 6 3/8s, 2022			75,000	81,563

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2019			95,000	102,125

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5 1/4s, 2023			45,000	47,250

Steel Dynamics, Inc. 144A company guaranty sr. unsec. unsub. notes 5 1/2s, 2024			110,000	116,325

Steel Dynamics, Inc. 144A company guaranty sr. unsec. unsub. notes 5 1/8s, 2021			70,000	72,450

Taminco Global Chemical Corp. 144A sr. notes 9 3/4s, 2020 (Belgium)			279,000	306,900

TMS International Corp. 144A company guaranty sr. unsec. notes 7 5/8s, 2021			142,000	148,745

TPC Group, Inc. 144A company guaranty sr. notes 8 3/4s, 2020			469,000	490,691

USG Corp. 144A company guaranty sr. unsec. notes 5 7/8s, 2021			285,000	293,550

Weekley Homes, LLC/Weekley Finance Corp. sr. unsec. bonds 6s, 2023			125,000	122,500

WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes 5 5/8s, 2024			391,000	412,016

WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes 5 1/8s, 2021			295,000	307,355

				21,251,658
Capital goods (2.0%)

ADS Waste Holdings, Inc. company guaranty sr. unsec. notes 8 1/4s, 2020			1,065,000	1,115,588

American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 7 3/4s, 2019			974,000	1,090,880

Amstead Industries, Inc. 144A company guaranty sr. unsec. notes 5 3/8s, 2024			280,000	280,000

Amstead Industries, Inc. 144A company guaranty sr. unsec. notes 5s, 2022			415,000	409,294

Ardagh Finance Holdings SA 144A sr. unsec. notes 8 5/8s, 2019 (Luxembourg)(PIK)			245,000	250,513

Belden, Inc. 144A company guaranty sr. unsec. sub. notes 5 1/4s, 2024			524,000	514,830

Berry Plastics Corp. company guaranty notes 5 1/2s, 2022			240,000	240,900

Berry Plastics Corp. company guaranty unsub. notes 9 3/4s, 2021			127,000	141,764

Briggs & Stratton Corp. company guaranty sr. unsec. notes 6 7/8s, 2020			553,000	609,683

Crown Americas, LLC/Crown Americas Capital Corp. IV company guaranty sr. unsec. notes 4 1/2s, 2023			438,000	430,335

Crown Cork & Seal Co., Inc. sr. unsec. bonds 7 3/8s, 2026			145,000	160,225

Exide Technologies sr. notes 8 5/8s, 2018 (In default)(NON)			15,000	2,663

Gates Global LLC/Gates Global Co. 144A sr. unsec. notes 6s, 2022			818,000	793,460

KION Finance SA 144A sr. notes 6 3/4s, 2020 (Luxembourg)		EUR	145,000	194,426

Legrand France SA sr. unsec. unsub. debs 8 1/2s, 2025 (France)			$660,000	922,849

Manitowoc Co., Inc. (The) company guaranty sr. unsec. notes 5 7/8s, 2022			605,000	623,150

MasTec, Inc. company guaranty sr. unsec. unsub. notes 4 7/8s, 2023			587,000	560,585

Novelis, Inc. company guaranty sr. unsec. notes 8 3/4s, 2020			360,000	392,850

Oshkosh Corp. company guaranty sr. unsec. notes 5 3/8s, 2022			744,000	758,880

Pittsburgh Glass Works, LLC 144A company guaranty sr. notes 8s, 2018			624,000	655,200

Rexam PLC unsec. sub. FRB bonds 6 3/4s, 2067 (United Kingdom)		EUR	135,000	177,648

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. notes 7 7/8s, 2019			$330,000	353,513

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. notes 5 3/4s, 2020			695,000	722,800

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. unsec. unsub. notes 9 7/8s, 2019			210,000	228,638

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. unsec. unsub. notes 9s, 2019			185,000	193,325

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. unsec. unsub. notes 8 1/4s, 2021 (New Zealand)			845,000	908,375

Terex Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2020			100,000	105,250

Terex Corp. company guaranty sr. unsec. unsub. notes 6s, 2021			662,000	688,480

TransDigm, Inc. company guaranty sr. unsec. sub. notes 7 1/2s, 2021			105,000	113,400

TransDigm, Inc. company guaranty sr. unsec. sub. notes 6 1/2s, 2024			95,000	97,850

TransDigm, Inc. company guaranty sr. unsec. sub. notes 5 1/2s, 2020			570,000	570,000

Zebra Technologies Corp. 144A sr. unsec. unsub. notes 7 1/4s, 2022			192,000	202,080

				14,509,434
Communication services (4.4%)

Altice SA 144A company guaranty sr. notes 7 3/4s, 2022 (Luxembourg)			1,000,000	1,045,100

Cablevision Systems Corp. sr. unsec. unsub. notes 8 5/8s, 2017			472,000	533,360

Cablevision Systems Corp. sr. unsec. unsub. notes 8s, 2020			400,000	458,000

Cablevision Systems Corp. sr. unsec. unsub. notes 7 3/4s, 2018			45,000	50,130

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 6 1/2s, 2021			296,000	312,280

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 5 1/4s, 2022			1,331,000	1,344,310

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. unsub. bonds 5 1/8s, 2023			820,000	818,975

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsub. notes 7s, 2019			139,000	144,560

CCOH Safari, LLC company guaranty sr. unsec. bonds 5 3/4s, 2024			380,000	382,138

CCOH Safari, LLC company guaranty sr. unsec. bonds 5 1/2s, 2022			320,000	323,200

CenturyLink, Inc. sr. unsec. unsub. notes 6 3/4s, 2023			393,000	436,230

CenturyLink, Inc. sr. unsec. unsub. notes 5 5/8s, 2020			95,000	100,700

Crown Castle International Corp. sr. unsec. notes 5 1/4s, 2023(R)			697,000	713,554

Crown Castle International Corp. sr. unsec. unsub. notes 4 7/8s, 2022(R)			205,000	205,769

CSC Holdings, LLC sr. unsec. unsub. notes 6 3/4s, 2021			170,000	189,125

CSC Holdings, LLC 144A sr. unsec. notes 5 1/4s, 2024			300,000	300,750

Digicel Group, Ltd. 144A sr. unsec. notes 8 1/4s, 2020 (Jamaica)			260,000	271,700

Digicel, Ltd. 144A sr. unsec. notes 8 1/4s, 2017 (Jamaica)			887,000	908,066

DISH DBS Corp. company guaranty sr. unsec. notes 6 3/4s, 2021			251,000	278,610

DISH DBS Corp. company guaranty sr. unsec. unsub. notes 4 1/4s, 2018			801,000	821,025

Frontier Communications Corp. sr. unsec. notes 8 1/8s, 2018			384,000	435,360

Frontier Communications Corp. sr. unsec. notes 6 7/8s, 2025			40,000	40,500

Frontier Communications Corp. sr. unsec. notes 6 1/4s, 2021			160,000	165,300

Frontier Communications Corp. sr. unsec. unsub. notes 7 5/8s, 2024			115,000	123,338

Hughes Satellite Systems Corp. company guaranty sr. notes 6 1/2s, 2019			332,000	359,390

Inmarsat Finance PLC 144A company guaranty sr. unsec. notes 4 7/8s, 2022 (United Kingdom)			175,000	175,000

Intelsat Jackson Holdings SA company guaranty sr. unsec. bonds 6 5/8s, 2022 (Bermuda)			190,000	199,975

Intelsat Jackson Holdings SA company guaranty sr. unsec. notes 7 1/2s, 2021 (Bermuda)			323,000	349,648

Intelsat Luxembourg SA company guaranty sr. unsec. bonds 8 1/8s, 2023 (Luxembourg)			278,000	295,375

Intelsat Luxembourg SA company guaranty sr. unsec. bonds 7 3/4s, 2021 (Luxembourg)			1,317,000	1,376,265

Level 3 Escrow II, Inc. 144A company guaranty sr. unsec. unsub. notes 5 3/8s, 2022			475,000	482,125

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 8 5/8s, 2020			332,000	365,200

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 7s, 2020			44,000	46,970

Level 3 Financing, Inc. 144A company guaranty sr. unsec. notes 6 1/8s, 2021			150,000	157,313

NII International Telecom SCA 144A company guaranty sr. unsec. notes 7 7/8s, 2019 (Luxembourg) (In default)(NON)			145,000	92,800

Numericable Group SA 144A sr. bonds 6 1/4s, 2024 (France)			450,000	462,375

Numericable Group SA 144A sr. bonds 5 5/8s, 2024 (France)		EUR	110,000	142,327

Numericable Group SA 144A sr. notes 6s, 2022 (France)			$1,075,000	1,101,875

PAETEC Holding Corp. company guaranty sr. unsec. notes 9 7/8s, 2018			371,000	391,405

Quebecor Media, Inc. sr. unsec. unsub. notes 5 3/4s, 2023 (Canada)			413,000	425,390

Qwest Corp. sr. unsec. unsub. notes 7 1/4s, 2025			382,000	450,274

SBA Telecommunications, Inc. company guaranty sr. unsec. unsub. notes 5 3/4s, 2020			125,000	130,625

Sprint Capital Corp. company guaranty 6 7/8s, 2028			745,000	724,513

Sprint Communications, Inc. sr. unsec. unsub. notes 8 3/8s, 2017			695,000	784,481

Sprint Communications, Inc. sr. unsec. unsub. notes 7s, 2020			238,000	252,280

Sprint Communications, Inc. 144A company guaranty sr. unsec. notes 9s, 2018			959,000	1,128,024

Sprint Corp. 144A company guaranty sr. unsec. notes 7 7/8s, 2023			616,000	666,820

Sprint Corp. 144A company guaranty sr. unsec. notes 7 1/4s, 2021			465,000	491,738

Sunrise Communications International SA 144A company guaranty sr. notes 7s, 2017 (Luxembourg)		CHF	160,000	172,372

Sunrise Communications International SA 144A company guaranty sr. notes 7s, 2017 (Luxembourg)		EUR	100,000	130,353

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 5/8s, 2023			$855,000	902,025

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.464s, 2019			175,000	182,438

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 3/8s, 2025			320,000	328,800

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 1/4s, 2021			480,000	501,000

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2022			455,000	473,200

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6s, 2023			206,000	212,180

Telenet Finance V Luxembourg SCA 144A sr. notes 6 3/4s, 2024 (Luxembourg)		EUR	680,000	949,704

Telenet Finance V Luxembourg SCA 144A sr. notes 6 1/4s, 2022 (Luxembourg)		EUR	200,000	271,610

Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH company guaranty sr. notes 5 5/8s, 2023 (Germany)			$244,000	331,371

Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH sr. notes 7 1/2s, 2019 (Germany)		EUR	305,000	402,491

Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 144A company guaranty sr. notes 5 1/8s, 2023 (Germany)		EUR	535,000	714,496

Unitymedia KabelBW GmbH company guaranty sr. notes Ser. REGS, 9 5/8s, 2019 (Germany)		EUR	678,000	893,970

UPC Holdings BV bonds 8 3/8s, 2020 (Netherlands)		EUR	677,000	911,434

Videotron, Ltd. company guaranty sr. unsec. unsub. notes 5s, 2022 (Canada)			$662,000	681,860

Virgin Media Secured Finance PLC 144A sr. notes 6s, 2021 (United Kingdom)		GBP	535,000	894,815

WideOpenWest Finance, LLC/WideOpenWest Capital Corp. company guaranty sr. unsec. notes 10 1/4s, 2019			$835,000	916,413

Wind Acquisition Finance SA 144A company guaranty sr. unsec. bonds 7 3/8s, 2021 (Luxembourg)			225,000	219,938

Wind Acquisition Finance SA 144A sr. bonds 4s, 2020 (Luxembourg)		EUR	290,000	357,054

Windstream Corp. company guaranty sr. unsec. unsub. notes 7 3/4s, 2021			$254,000	271,780

Windstream Corp. company guaranty sr. unsec. unsub. notes 6 3/8s, 2023			205,000	206,538

				32,380,110
Consumer cyclicals (5.4%)

Alliance Data Systems Corp. 144A company guaranty sr. unsec. notes 5 3/8s, 2022			778,000	789,670

AMC Entertainment, Inc. company guaranty sr. sub. notes 9 3/4s, 2020			196,000	217,560

AMC Entertainment, Inc. company guaranty sr. unsec. sub. notes 5 7/8s, 2022			255,000	260,100

Autonation, Inc. company guaranty sr. unsec. notes 6 3/4s, 2018			471,000	535,183

Autonation, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2020			512,000	559,360

Bon-Ton Department Stores, Inc. (The) company guaranty notes 10 5/8s, 2017			430,000	431,075

Bon-Ton Department Stores, Inc. (The) company guaranty notes 8s, 2021			132,000	114,840

Brookfield Residential Properties, Inc. 144A company guaranty sr. unsec. notes 6 1/2s, 2020 (Canada)			535,000	569,775

Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 6 1/8s, 2022 (Canada)			225,000	239,130

Building Materials Corp. of America 144A company guaranty sr. notes 7s, 2020			140,000	147,280

Building Materials Corp. of America 144A sr. unsec. notes 6 3/4s, 2021			360,000	386,100

Building Materials Corp. of America 144A sr. unsec. notes 5 3/8s, 2024			680,000	681,700

Caesars Entertainment Operating Co., Inc. company guaranty sr. notes 9s, 2020			137,000	102,750

CBS Outdoor Americas Capital, LLC/CBS Outdoor Americas Capital Corp. 144A company guaranty sr. unsec. notes 5 7/8s, 2025			315,000	330,750

CBS Outdoor Americas Capital, LLC/CBS Outdoor Americas Capital Corp. 144A company guaranty sr. unsec. notes 5 5/8s, 2024			459,000	478,508

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. company guaranty sr. unsec. notes 5 1/4s, 2021			235,000	236,175

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. 144A company guaranty sr. unsec. notes 5 3/8s, 2024			100,000	100,000

Ceridian, LLC 144A sr. notes 8 7/8s, 2019			49,000	54,390

Ceridian, LLC/Comdata, Inc. 144A company guaranty sr. unsec. unsub. notes 8 1/8s, 2017			193,000	193,000

Chrysler Group, LLC/CG Co-Issuer, Inc. company guaranty notes 8 1/4s, 2021			705,000	787,838

Cinemark USA, Inc. company guaranty sr. unsec. notes 5 1/8s, 2022			165,000	165,000

Cinemark USA, Inc. company guaranty sr. unsec. notes 4 7/8s, 2023			140,000	137,900

Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 7 3/8s, 2021			83,000	89,018

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. notes 7 5/8s, 2020			298,000	315,880

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. unsub. notes 6 1/2s, 2022			865,000	895,275

Cumulus Media Holdings, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2019			407,000	417,175

Dana Holding Corp. sr. unsec. unsub. notes 6s, 2023			979,000	1,027,950

DH Services Luxembourg Sarl 144A company guaranty sr. unsec. notes 7 3/4s, 2020 (Luxembourg)			465,000	495,225

FelCor Lodging LP company guaranty sr. notes 6 3/4s, 2019(R)			414,000	430,560

Gannett Co., Inc. company guaranty sr. unsec. bonds 5 1/8s, 2020			359,000	372,463

Gannett Co., Inc. company guaranty sr. unsec. bonds 5 1/8s, 2019			9,000	9,360

Gannett Co., Inc. 144A company guaranty sr. unsec. notes 4 7/8s, 2021			493,000	496,698

Gibson Brands, Inc. 144A sr. notes 8 7/8s, 2018			313,000	300,871

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. notes 4 7/8s, 2020			400,000	416,000

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. notes 4 3/8s, 2018			145,000	148,988

Gray Television, Inc. company guaranty sr. unsec. notes 7 1/2s, 2020			616,000	644,490

Great Canadian Gaming Corp. 144A company guaranty sr. unsec. notes 6 5/8s, 2022 (Canada)		CAD	600,000	555,659

Griffey Intermediate, Inc./Griffey Finance Sub, LLC 144A sr. unsec. notes 7s, 2020			$207,000	159,390

Grupo Televisa SAB sr. unsec. bonds 6 5/8s, 2040 (Mexico)			195,000	233,977

Grupo Televisa SAB sr. unsec. notes 6s, 2018 (Mexico)			69,000	78,050

Grupo Televisa SAB sr. unsec. unsub. notes Ser. EMTN, 7 1/4s, 2043 (Mexico)		MXN	6,600,000	422,684

GTECH SpA jr. sub. FRN notes Ser. REGS, 8 1/4s, 2066 (Italy)		EUR	281,000	368,097

Howard Hughes Corp. (The) 144A sr. unsec. notes 6 7/8s, 2021			$352,000	372,240

Igloo Holdings Corp. 144A sr. unsec. unsub. notes 8 1/4s, 2017(PIK)			245,000	247,144

iHeartCommunications, Inc. company guaranty sr. notes 9s, 2021			615,000	615,000

iHeartCommunications, Inc. company guaranty sr. notes 9s, 2019			741,000	748,873

Interactive Data Corp. 144A company guaranty sr. unsec. notes 5 7/8s, 2019			98,000	96,653

Isle of Capri Casinos, Inc. company guaranty sr. unsec. notes 5 7/8s, 2021			245,000	251,125

Isle of Capri Casinos, Inc. company guaranty sr. unsec. sub. notes 8 7/8s, 2020			295,000	315,650

Isle of Capri Casinos, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2019			821,000	862,050

Jo-Ann Stores, Inc. 144A sr. unsec. notes 8 1/8s, 2019			535,000	513,600

Jo-Ann Stores, LLC 144A sr. unsec. notes 9 3/4s, 2019(PIK)			175,000	161,000

L Brands, Inc. company guaranty sr. unsec. notes 6 5/8s, 2021			695,000	787,088

L Brands, Inc. sr. unsec. notes 5 5/8s, 2022			190,000	204,250

Lamar Media Corp. company guaranty sr. sub. notes 5 7/8s, 2022			130,000	137,150

Lamar Media Corp. company guaranty sr. unsec. notes 5 3/8s, 2024			187,000	193,545

Lender Processing Services, Inc./Black Knight Lending Solutions, Inc. company guaranty sr. unsec. unsub. notes 5 3/4s, 2023			570,000	605,625

Lennar Corp. company guaranty sr. unsec. unsub. notes 4 3/4s, 2022			580,000	571,300

Lennar Corp. company guaranty sr. unsec. unsub. notes 4 1/2s, 2019			200,000	203,626

M/I Homes, Inc. company guaranty sr. unsec. notes 8 5/8s, 2018			256,000	267,200

Masonite International Corp. 144A company guaranty sr. notes 8 1/4s, 2021			574,000	614,180

Mattamy Group Corp. 144A sr. unsec. notes 6 1/2s, 2020 (Canada)			640,000	648,000

Media General Financing Sub, Inc. 144A sr. unsec. notes 5 7/8s, 2022			95,000	95,713

MGM Resorts International company guaranty sr. unsec. notes 6 3/4s, 2020			410,000	449,975

MGM Resorts International company guaranty sr. unsec. notes 5 1/4s, 2020			378,000	387,450

MGM Resorts International company guaranty sr. unsec. unsub. notes 6 5/8s, 2021			480,000	526,800

MTR Gaming Group, Inc. company guaranty notes 11 1/2s, 2019			1,206,979	1,324,659

Neiman Marcus Group, LLC (The) company guaranty sr. notes 7 1/8s, 2028			260,000	262,600

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. notes 8 3/4s, 2021(PIK)			301,000	322,070

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. notes 8s, 2021			220,000	234,671

Nexstar Broadcasting, Inc. company guaranty sr. unsec. unsub. notes 6 7/8s, 2020			200,000	207,500

Nielsen Co. Luxembourg S.a.r.l. (The) 144A company guaranty sr. unsec. notes 5 1/2s, 2021 (Luxembourg)			598,000	618,930

Nortek, Inc. company guaranty sr. unsec. notes 10s, 2018			666,000	700,965

Nortek, Inc. company guaranty sr. unsec. notes 8 1/2s, 2021			418,000	449,350

Owens Corning company guaranty sr. unsec. notes 9s, 2019			211,000	257,008

Penn National Gaming, Inc. sr. unsec. notes 5 7/8s, 2021			513,000	489,915

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5 3/4s, 2022			439,000	456,560

Petco Animal Supplies, Inc. 144A company guaranty sr. unsec. notes 9 1/4s, 2018			235,000	243,813

PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 7 7/8s, 2032			265,000	304,419

Regal Entertainment Group sr. unsec. notes 5 3/4s, 2023			388,000	379,270

Regal Entertainment Group sr. unsec. notes 5 3/4s, 2022			80,000	78,600

Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. 144A sr. notes 9 1/2s, 2019			90,000	96,300

ROC Finance, LLC/ROC Finance 1 Corp. 144A notes 12 1/8s, 2018			555,000	591,075

Sabre, Inc. 144A sr. notes 8 1/2s, 2019			445,000	478,375

Scientific Games Corp. company guaranty sr. unsec. sub. notes 8 1/8s, 2018			122,000	113,460

Scientific Games International, Inc. company guaranty sr. unsec. sub. notes 6 1/4s, 2020			115,000	92,000

Sinclair Television Group, Inc. company guaranty sr. unsec. notes 6 3/8s, 2021			227,000	236,648

Sinclair Television Group, Inc. company guaranty sr. unsec. notes 5 3/8s, 2021			57,000	57,143

Sinclair Television Group, Inc. sr. unsec. notes 6 1/8s, 2022			64,000	66,240

Sinclair Television Group, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2024			366,000	361,425

Sirius XM Radio, Inc. 144A company guaranty sr. unsec. notes 6s, 2024			333,000	347,153

Sirius XM Radio, Inc. 144A sr. unsec. bonds 5 7/8s, 2020			505,000	534,038

Sirius XM Radio, Inc. 144A sr. unsec. notes 5 1/4s, 2022			50,000	52,750

Six Flags Entertainment Corp. 144A company guaranty sr. unsec. unsub. notes 5 1/4s, 2021			770,000	773,850

Spectrum Brands, Inc. company guaranty sr. unsec. notes 6 5/8s, 2022			25,000	26,813

Spectrum Brands, Inc. company guaranty sr. unsec. notes 6 3/8s, 2020			30,000	31,800

Spectrum Brands, Inc. company guaranty sr. unsec. unsub. notes 6 3/4s, 2020			150,000	158,625

Standard Pacific Corp. company guaranty sr. unsec. notes 6 1/4s, 2021			562,000	590,100

SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A sr. notes 6 3/8s, 2021			85,000	81,388

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2024			165,000	163,350

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. notes 5 1/4s, 2021			747,000	754,470

Thomas Cook Group PLC sr. unsec. notes Ser. EMTN, 7 3/4s, 2017 (United Kingdom)		GBP	449,000	738,018

TRW Automotive, Inc. 144A company guaranty sr. notes 7 1/4s, 2017			$800,000	880,000

TRW Automotive, Inc. 144A company guaranty sr. unsec. notes 4 1/2s, 2021			115,000	115,719

Univision Communications, Inc. 144A company guaranty sr. unsec. notes 8 1/2s, 2021			204,000	220,830

Univision Communications, Inc. 144A sr. notes 6 7/8s, 2019			455,000	478,319

				39,641,350
Consumer staples (1.8%)

Ashtead Capital, Inc. 144A company guaranty notes 5 5/8s, 2024			310,000	323,950

Ashtead Capital, Inc. 144A company guaranty sr. notes 6 1/2s, 2022			828,000	894,240

Avis Budget Car Rental, LLC/Avis Budget Finance, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			400,000	402,000

BC ULC/New Red Finance, Inc. 144A notes 6s, 2022 (Canada)			795,000	805,931

BlueLine Rental Finance Corp. 144A sr. notes 7s, 2019			584,000	614,660

CEC Entertainment, Inc. 144A sr. unsec. notes 8s, 2022			195,000	187,200

Ceridian HCM Holding, Inc. 144A sr. unsec. notes 11s, 2021			886,000	998,965

Constellation Brands, Inc. company guaranty sr. unsec. notes 4 1/4s, 2023			115,000	115,288

Constellation Brands, Inc. company guaranty sr. unsec. notes 3 3/4s, 2021			585,000	585,731

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 6s, 2022			200,000	223,500

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 4 3/4s, 2024			40,000	40,900

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 3 7/8s, 2019			35,000	35,525

Corrections Corp. of America company guaranty sr. unsec. notes 4 5/8s, 2023(R)			241,000	236,180

Corrections Corp. of America company guaranty sr. unsec. notes 4 1/8s, 2020(R)			285,000	280,725

Elizabeth Arden, Inc. sr. unsec. unsub. notes 7 3/8s, 2021			925,000	839,438

Enterprise Inns PLC sr. unsub. mtge. notes 6 1/2s, 2018 (United Kingdom)		GBP	454,000	775,810

ESAL GmbH 144A company guaranty sr. unsec. notes 6 1/4s, 2023 (Brazil)			$310,000	316,975

HJ Heinz Co. company guaranty notes 4 1/4s, 2020			804,000	811,879

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 8 1/4s, 2020 (Brazil)			150,000	160,500

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 7 1/4s, 2021 (Brazil)			810,000	866,700

Landry's Holdings II, Inc. 144A sr. unsec. notes 10 1/4s, 2018			135,000	140,400

Landry's, Inc. 144A sr. unsec. notes 9 3/8s, 2020			225,000	240,469

Prestige Brands, Inc. 144A sr. unsec. notes 5 3/8s, 2021			320,000	308,800

Revlon Consumer Products Corp. company guaranty sr. unsec. notes 5 3/4s, 2021			540,000	540,000

Rite Aid Corp. company guaranty sr. unsec. unsub. notes 9 1/4s, 2020			535,000	591,068

Rite Aid Corp. company guaranty sr. unsub. notes 8s, 2020			125,000	135,000

Smithfield Foods, Inc. 144A sr. unsec. notes 5 1/4s, 2018			176,000	181,280

United Rentals North America, Inc. company guaranty sr. unsec. notes 7 5/8s, 2022			481,000	533,910

United Rentals North America, Inc. company guaranty sr. unsec. notes 5 3/4s, 2024			330,000	346,088

United Rentals North America, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2023			330,000	355,163

Vander Intermediate Holding II Corp. 144A sr. unsec. notes 9 3/4s, 2019(PIK)			195,000	206,700

WhiteWave Foods Co. (The) company guaranty sr. unsec. unsub. notes 5 3/8s, 2022			454,000	477,835

				13,572,810
Energy (6.0%)

Access Midstream Partners LP/ACMP Finance Corp. company guaranty sr. unsec. notes 5 7/8s, 2021			309,000	326,768

Access Midstream Partners LP/ACMP Finance Corp. company guaranty sr. unsec. unsub. notes 6 1/8s, 2022			340,000	369,750

Access Midstream Partners LP/ACMP Finance Corp. company guaranty sr. unsec. unsub. notes 4 7/8s, 2023			574,000	599,830

Alpha Natural Resources, Inc. company guaranty sr. unsec. notes 6 1/4s, 2021			355,000	168,625

Antero Resources Corp. 144A company guaranty sr. unsec. notes 5 1/8s, 2022			300,000	300,060

Antero Resources Finance Corp. company guaranty sr. unsec. notes 5 3/8s, 2021			324,000	328,860

Athlon Holdings LP/Athlon Finance Corp. company guaranty sr. unsec. notes 7 3/8s, 2021			484,000	529,980

Athlon Holdings LP/Athlon Finance Corp. 144A company guaranty sr. unsec. notes 6s, 2022			241,000	258,774

Baytex Energy Corp. 144A company guaranty sr. unsec. notes 5 5/8s, 2024 (Canada)			440,000	424,600

Baytex Energy Corp. 144A company guaranty sr. unsec. notes 5 1/8s, 2021 (Canada)			260,000	253,500

California Resources Corp. 144A company guaranty sr. unsec. notes 6s, 2024			299,000	304,980

California Resources Corp. 144A company guaranty sr. unsec. notes 5s, 2020			245,000	248,675

Carrizo Oil & Gas, Inc. company guaranty sr. unsec. notes 8 5/8s, 2018			289,000	300,560

Chaparral Energy, Inc. company guaranty sr. unsec. notes 9 7/8s, 2020			325,000	342,875

Chaparral Energy, Inc. company guaranty sr. unsec. notes 8 1/4s, 2021			5,000	5,025

Chesapeake Energy Corp. company guaranty sr. unsec. bonds 6 1/4s, 2017		EUR	145,000	195,756

Chesapeake Energy Corp. company guaranty sr. unsec. notes 5 3/4s, 2023			$115,000	125,925

Chesapeake Energy Corp. company guaranty sr. unsec. notes 4 7/8s, 2022			216,000	220,914

Concho Resources, Inc. company guaranty sr. unsec. notes 6 1/2s, 2022			515,000	555,556

Concho Resources, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			448,000	474,320

Concho Resources, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2022			204,000	215,220

Connacher Oil and Gas, Ltd. 144A notes 8 3/4s, 2018 (Canada)		CAD	515,000	310,860

Connacher Oil and Gas, Ltd. 144A notes 8 1/2s, 2019 (Canada)			$101,000	64,640

CONSOL Energy, Inc. 144A company guaranty sr. unsec. notes 5 7/8s, 2022			205,000	208,075

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 6 3/8s, 2021			74,000	77,515

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 5 1/2s, 2022			405,000	399,938

EXCO Resources, Inc. company guaranty sr. unsec. notes 7 1/2s, 2018			302,000	266,515

Exterran Partners LP/EXLP Finance Corp. company guaranty sr. unsec. notes 6s, 2021			146,000	140,890

Exterran Partners LP/EXLP Finance Corp. 144A company guaranty sr. unsec. notes 6s, 2022			355,000	340,800

FTS International, Inc. 144A company guaranty sr. notes 6 1/4s, 2022			245,000	231,525

Gazprom OAO Via Gaz Capital SA sr. unsec. notes Ser. REGS, EMTN, 7.288s, 2037 (Russia)			780,000	838,500

Gazprom OAO Via Gaz Capital SA 144A sr. unsec. notes 7.288s, 2037 (Russia)			575,000	612,375

Gazprom OAO Via Gaz Capital SA 144A sr. unsec. unsub. notes 9 1/4s, 2019 (Russia)			1,855,000	2,138,592

Goodrich Petroleum Corp. company guaranty sr. unsec. unsub. notes 8 7/8s, 2019			237,000	206,190

Gulfport Energy Corp. company guaranty sr. unsec. unsub. notes 7 3/4s, 2020			719,000	733,380

Gulfport Energy Corp. 144A company guaranty sr. unsec. notes 7 3/4s, 2020			200,000	204,000

Halcon Resources Corp. company guaranty sr. unsec. unsub. notes 9 3/4s, 2020			390,000	325,406

Halcon Resources Corp. company guaranty sr. unsec. unsub. notes 8 7/8s, 2021			1,002,000	821,640

Hiland Partners LP/Hiland Partners Finance Corp. 144A company guaranty sr. notes 7 1/4s, 2020			340,000	359,550

Hiland Partners LP/Hiland Partners Finance Corp. 144A company guaranty sr. unsec. notes 5 1/2s, 2022			100,000	98,500

Hilcorp Energy I LP/Hilcorp Finance Co. 144A sr. unsec. notes 5s, 2024			160,000	153,600

Key Energy Services, Inc. company guaranty unsec. unsub. notes 6 3/4s, 2021			275,000	244,750

Kodiak Oil & Gas Corp. company guaranty sr. unsec. unsub. notes 8 1/8s, 2019			125,000	134,375

Kodiak Oil & Gas Corp. company guaranty sr. unsec. unsub. notes 5 1/2s, 2022			493,000	502,860

Lightstream Resources, Ltd. 144A sr. unsec. notes 8 5/8s, 2020 (Canada)			728,000	669,760

Linn Energy, LLC/Linn Energy Finance Corp. company guaranty sr. unsec. notes 6 1/2s, 2021			353,000	322,995

Linn Energy, LLC/Linn Energy Finance Corp. company guaranty sr. unsec. notes 6 1/2s, 2019			407,000	380,545

Linn Energy, LLC/Linn Energy Finance Corp. company guaranty sr. unsec. notes 6 1/4s, 2019			605,000	556,600

Lone Pine Resources Canada, Ltd. escrow company guaranty sr. unsec. unsub. notes 10 3/8s, 2017 (Canada)(F)			184,000	10

Lukoil International Finance BV 144A company guaranty sr. unsec. unsub. bonds 6.656s, 2022 (Russia)			1,080,000	1,123,837

MEG Energy Corp. 144A company guaranty sr. unsec. notes 6 1/2s, 2021 (Canada)			123,000	121,770

MEG Energy Corp. 144A company guaranty sr. unsec. notes 6 3/8s, 2023 (Canada)			242,000	239,580

Milagro Oil & Gas, Inc. company guaranty notes 10 1/2s, 2016 (In default)(NON)			520,000	364,000

Newfield Exploration Co. sr. unsec. notes 5 3/4s, 2022			180,000	194,850

Oasis Petroleum, Inc. company guaranty sr. unsec. notes 6 7/8s, 2023			196,000	204,330

Oasis Petroleum, Inc. company guaranty sr. unsec. unsub. notes 6 7/8s, 2022			324,000	336,960

Offshore Group Investment, Ltd. company guaranty sr. notes 7 1/2s, 2019 (Cayman Islands)			460,000	393,300

Offshore Group Investment, Ltd. company guaranty sr. notes 7 1/8s, 2023 (Cayman Islands)			211,000	174,075

Paragon Offshore PLC 144A company guaranty sr. unsec. notes 6 3/4s, 2022			200,000	152,500

Paragon Offshore PLC 144A company guaranty sr. unsec. unsub. notes 7 1/4s, 2024			678,000	518,670

Pertamina Persero PT 144A sr. unsec. notes 4 7/8s, 2022 (Indonesia)			270,000	275,400

Pertamina Persero PT 144A sr. unsec. unsub. notes 4.3s, 2023 (Indonesia)			400,000	389,000

Petrobras International Finance Co. SA (PIFCO) company guaranty sr. unsec. notes 7 7/8s, 2019 (Brazil)			960,000	1,098,691

Petrobras International Finance Co. SA (PIFCO) company guaranty sr. unsec. notes 6 7/8s, 2040 (Brazil)			140,000	146,809

Petrobras International Finance Co. SA (PIFCO) company guaranty sr. unsec. notes 5 3/8s, 2021 (Brazil)			960,000	982,906

Petroleos de Venezuela SA company guaranty sr. unsec. notes 5 1/4s, 2017 (Venezuela)			4,035,000	2,698,406

Petroleos de Venezuela SA company guaranty sr. unsec. unsub. notes 5 3/8s, 2027 (Venezuela)			2,067,000	981,825

Petroleos de Venezuela SA sr. unsec. notes 5 1/8s, 2016 (Venezuela)			323,000	237,405

Petroleos de Venezuela SA sr. unsec. sub. bonds 5s, 2015 (Venezuela)			1,022,000	912,135

Petroleos de Venezuela SA 144A company guaranty sr. notes 8 1/2s, 2017 (Venezuela)			6,688,000	5,065,491

Petroleos de Venezuela SA 144A company guaranty sr. unsec. notes 6s, 2026 (Venezuela)			2,345,000	1,146,705

Petroleos de Venezuela SA 144A company guaranty sr. unsec. unsub. notes 9s, 2021 (Venezuela)			390,000	247,163

Petroleos Mexicanos company guaranty sr. unsec. unsub. bonds 6 5/8s, 2035 (Mexico)			340,000	401,200

Petroleos Mexicanos company guaranty unsec. unsub. notes 8s, 2019 (Mexico)			1,440,000	1,749,456

Plains Exploration & Production Co. company guaranty sr. unsec. notes 6 5/8s, 2021			211,000	230,771

Plains Exploration & Production Co. company guaranty sr. unsec. unsub. notes 6 7/8s, 2023			181,000	204,700

Rose Rock Midstream LP/Rose Rock Finance Corp. company guaranty sr. unsec. notes 5 5/8s, 2022			135,000	134,663

Rosetta Resources, Inc. company guaranty sr. unsec. unsub. notes 5 7/8s, 2024			300,000	288,000

Rosetta Resources, Inc. company guaranty sr. unsec. unsub. notes 5 5/8s, 2021			255,000	247,350

Sabine Pass Liquefaction, LLC 144A sr. notes 6 1/4s, 2022			220,000	236,500

Sabine Pass Liquefaction, LLC 144A sr. notes 5 3/4s, 2024			210,000	217,088

Sabine Pass Liquefaction, LLC 144A sr. notes 5 5/8s, 2023			210,000	217,350

Sabine Pass LNG LP company guaranty sr. notes 6 1/2s, 2020			175,000	185,063

Samson Investment Co. company guaranty sr. unsec. unsub. notes 9 3/4s, 2020			950,000	703,000

Seven Generations Energy, Ltd. 144A sr. unsec. notes 8 1/4s, 2020 (Canada)			365,000	385,440

Seventy Seven Energy, Inc. 144A sr. unsec. notes 6 1/2s, 2022			45,000	42,300

Shelf Drilling Holdings, Ltd. 144A sr. notes 8 5/8s, 2018			385,000	380,188

SM Energy Co. sr. unsec. notes 6 5/8s, 2019			144,000	149,040

SM Energy Co. sr. unsec. unsub. notes 6 1/2s, 2023			245,000	253,269

Tervita Corp. 144A company guaranty sr. notes 9s, 2018 (Canada)		CAD	125,000	107,129

Tervita Corp. 144A sr. notes 8s, 2018 (Canada)			$125,000	120,000

Tervita Corp. 144A sr. unsec. notes 10 7/8s, 2018 (Canada)			105,000	92,400

Tesoro Logistics LP/Tesoro Logistics Finance Corp. 144A sr. unsec. notes 6 1/4s, 2022			45,000	46,575

Tesoro Logistics LP/Tesoro Logistics Finance Corp. 144A sr. unsec. notes 5 1/2s, 2019			30,000	30,825

Triangle USA Petroleum Corp. 144A sr. unsec. notes 6 3/4s, 2022			70,000	61,250

Unit Corp. company guaranty sr. sub. notes 6 5/8s, 2021			582,000	580,545

Whiting Petroleum Corp. company guaranty sr. unsec. unsub. notes 5 3/4s, 2021			450,000	474,750

WPX Energy, Inc. sr. unsec. unsub. notes 5 1/4s, 2017			750,000	783,750

				44,223,349
Financials (4.9%)

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 8s, 2031			618,000	786,405

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 7 1/2s, 2020			1,320,000	1,570,800

American International Group, Inc. jr. sub. FRB bonds 8.175s, 2058			163,000	221,273

Baggot Securities, Ltd. 144A jr. sub. notes 10.24s, perpetual maturity (Ireland)		EUR	900,000	1,192,370

Banco do Brasil SA 144A unsec. sub. notes 5 7/8s, 2022 (Brazil)			$1,455,000	1,492,668

Banco Nacional de Costa Rica 144A sr. unsec. notes 4 7/8s, 2018 (Costa Rica)			250,000	255,000

Bank of America Corp. jr. unsec. sub. FRN notes Ser. Z, 6 1/2s, perpetual maturity			185,000	190,088

CBRE Services, Inc. company guaranty sr. unsec. notes 5 1/4s, 2025			175,000	179,156

CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 5s, 2023			191,000	194,820

CIT Group, Inc. sr. unsec. notes 5s, 2023			255,000	265,838

CIT Group, Inc. sr. unsec. notes 5s, 2022			315,000	329,569

CIT Group, Inc. sr. unsec. unsub. notes 5 3/8s, 2020			310,000	331,313

CIT Group, Inc. sr. unsec. unsub. notes 3 7/8s, 2019			155,000	155,969

CIT Group, Inc. 144A company guaranty notes 6 5/8s, 2018			470,000	514,650

CIT Group, Inc. 144A company guaranty notes 5 1/2s, 2019			380,000	405,413

Community Choice Financial, Inc. company guaranty sr. notes 10 3/4s, 2019			262,000	190,605

Credit Acceptance Corp. 144A company guaranty sr. unsec. notes 6 1/8s, 2021			372,000	385,020

DFC Finance Corp. 144A company guaranty sr. notes 10 1/2s, 2020			373,000	364,608

Dresdner Funding Trust I jr. unsec. sub. notes 8.151s, 2031			500,000	583,750

Dresdner Funding Trust I 144A bonds 8.151s, 2031			579,000	675,983

E*Trade Financial Corp. sr. unsec. unsub. notes 6 3/8s, 2019			706,000	752,773

Genworth Holdings, Inc. company guaranty jr. unsec. sub. FRB bonds 6.15s, 2066			244,000	208,620

Hockey Merger Sub 2, Inc. 144A sr. unsec. notes 7 7/8s, 2021			475,000	495,188

HSBC Capital Funding LP/Jersey bank guaranty jr. unsec. sub. FRB bonds 5.13s, perpetual maturity (Jersey)		EUR	486,000	633,325

Hub Holdings LLC/Hub Holdings Finance, Inc. 144A sr. unsec. notes 8 1/8s, 2019(PIK)			$161,000	159,793

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6s, 2020			823,000	864,150

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 5 7/8s, 2022			440,000	452,100

International Lease Finance Corp. sr. unsec. unsub. notes 5 7/8s, 2022			20,000	21,750

iStar Financial, Inc. sr. unsec. notes 7 1/8s, 2018(R)			265,000	282,225

iStar Financial, Inc. sr. unsec. notes 5s, 2019(R)			25,000	24,875

Liberty Mutual Insurance Co. 144A notes 7.697s, 2097			670,000	804,954

Lloyds Bank PLC jr. unsec. sub. FRN notes Ser. EMTN, 13s, perpetual maturity (United Kingdom)		GBP	175,000	462,807

Lloyds Banking Group PLC 144A jr. unsec. sub. FRN notes 6.657s, perpetual maturity (United Kingdom)			$320,000	344,800

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. notes 6 7/8s, 2021(R)			177,000	189,390

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. unsub. notes 6 3/8s, 2022(R)			505,000	541,613

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. notes 7 7/8s, 2020			185,000	182,225

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2021			499,000	464,070

Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 5 7/8s, 2022			35,000	37,100

NRG Yield Operating LLC 144A company guaranty sr. unsec. notes 5 3/8s, 2024			200,000	208,000

Ocwen Financial Corp. 144A company guaranty sr. unsec. notes 6 5/8s, 2019			298,000	280,120

PHH Corp. sr. unsec. unsub. notes 7 3/8s, 2019			535,000	563,756

PHH Corp. sr. unsec. unsub. notes 6 3/8s, 2021			120,000	115,650

Provident Funding Associates LP/PFG Finance Corp. 144A company guaranty sr. unsec. notes 6 3/4s, 2021			520,000	517,400

Royal Bank of Scotland Group PLC jr. sub. unsec. FRN notes Ser. U, 7.64s, perpetual maturity (United Kingdom)			600,000	633,000

Royal Bank of Scotland Group PLC jr. unsec. sub. FRB bonds 7.092s, perpetual maturity (United Kingdom)		EUR	700,000	921,065

Royal Bank of Scotland Group PLC unsec. sub. notes 5 1/8s, 2024 (United Kingdom)			$235,000	238,096

Russian Agricultural Bank OJSC Via RSHB Capital SA 144A sr. unsec. notes 7 3/4s, 2018 (Russia)			550,000	572,556

Sberbank of Russia Via SB Capital SA 144A sr. notes 6 1/8s, 2022 (Russia)			500,000	500,000

Societe Generale SA 144A jr. unsec. sub. FRB bonds 7 7/8s, perpetual maturity (France)			405,000	405,000

Springleaf Finance Corp. sr. unsec. unsub. notes 6s, 2020			1,385,000	1,433,475

State Bank of India/London 144A sr. unsec. notes 4 1/2s, 2015 (India)			360,000	368,194

TMX Finance, LLC/TitleMax Finance Corp. 144A sr. notes 8 1/2s, 2018			158,000	154,050

Tri Pointe Holdings, Inc. 144A sr. unsec. unsub. notes 5 7/8s, 2024			680,000	693,600

UBS AG/Jersey Branch jr. unsec. sub. FRB bonds 4.28s, perpetual maturity (Jersey)		EUR	182,000	229,426

UBS AG/Jersey Branch jr. unsec. sub. FRN notes Ser. EMTN, 7.152s, perpetual maturity (Jersey)		EUR	400,000	561,211

Ukreximbank Via Biz Finance PLC sr. unsec. unsub. bonds 8 3/8s, 2015 (United Kingdom)			$425,000	376,125

USI, Inc./NY 144A sr. unsec. notes 7 3/4s, 2021			607,000	614,588

Vnesheconombank Via VEB Finance PLC 144A sr. unsec. notes 5.942s, 2023 (Russia)			200,000	188,530

Vnesheconombank Via VEB Finance PLC 144A sr. unsec. unsub. notes 6.8s, 2025 (Russia)			468,000	462,735

VTB Bank OJSC 144A jr. unsec. sub. FRN notes 9 1/2s, perpetual maturity (Russia)			1,650,000	1,511,813

VTB Bank OJSC Via VTB Capital SA sr. unsec. notes Ser. 6, 6 1/4s, 2035 (Russia)			1,065,000	1,075,650

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6 7/8s, 2018 (Russia)			3,196,000	3,259,920

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6 1/4s, 2035 (Russia)			2,406,000	2,430,060

VTB Bank OJSC Via VTB Capital SA 144A unsec. sub. bonds 6.95s, 2022 (Russia)			800,000	761,600

Walter Investment Management Corp. 144A company guaranty sr. unsec. notes 7 7/8s, 2021			315,000	296,100

				36,578,776
Health care (2.7%)

Acadia Healthcare Co., Inc. company guaranty sr. unsec. notes 6 1/8s, 2021			455,000	471,437

Acadia Healthcare Co., Inc. company guaranty sr. unsec. unsub. notes 5 1/8s, 2022			195,000	193,538

Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. company guaranty sr. unsec. notes 7 3/4s, 2019			325,000	341,250

Bayer AG jr. unsec. sub. bonds FRB 5s, 2105 (Germany)		EUR	364,000	466,670

Capsugel SA 144A sr. unsec. notes 7s, 2019 (Luxembourg)(PIK)			$110,000	111,856

Catamaran Corp. company guaranty sr. unsec. bonds 4 3/4s, 2021			406,000	402,955

Centene Corp. sr. unsec. unsub. notes 4 3/4s, 2022			200,000	202,250

CHS/Community Health Systems, Inc. company guaranty sr. notes 5 1/8s, 2021			70,000	73,150

CHS/Community Health Systems, Inc. company guaranty sr. notes 5 1/8s, 2018			145,000	150,800

CHS/Community Health Systems, Inc. company guaranty sr. unsec. notes 6 7/8s, 2022			85,000	91,588

ConvaTec Finance International SA 144A sr. unsec. notes 8 1/4s, 2019 (Luxembourg)(PIK)			515,000	526,008

ConvaTec Healthcare D SA 144A sr. notes 7 3/8s, 2017 (Luxembourg)		EUR	160,000	208,857

Crimson Merger Sub, Inc. 144A sr. unsec. notes 6 5/8s, 2022			$563,000	526,405

Crown Newco 3 PLC 144A company guaranty sr. notes 7s, 2018 (United Kingdom)		GBP	754,000	1,260,343

DaVita HealthCare Partners, Inc. company guaranty sr. unsec. notes 5 1/8s, 2024			$400,000	408,000

Endo Finance, LLC 144A company guaranty sr. unsec. notes 5 3/4s, 2022			538,000	543,380

Endo Finance, LLC & Endo Finco, Inc. 144A company guaranty sr. unsec. unsub. notes 5 3/8s, 2023			295,000	288,363

Fresenius Medical Care US Finance II, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2019			370,000	396,363

Fresenius Medical Care US Finance II, Inc. 144A company guaranty sr. unsec. notes 4 3/4s, 2024			145,000	145,453

Fresenius US Finance II, Inc. 144A sr. unsec. notes 9s, 2015			125,000	130,000

Halyard Health, Inc. 144A sr. unsec. notes 6 1/4s, 2022			323,000	330,268

HCA, Inc. company guaranty sr. notes 3 3/4s, 2019			233,000	233,583

HCA, Inc. sr. notes 6 1/2s, 2020			1,898,000	2,116,270

HCA, Inc. sr. unsec. notes 7 1/2s, 2022			128,000	148,320

Health Net, Inc. sr. unsec. bonds 6 3/8s, 2017			740,000	802,808

IASIS Healthcare, LLC/IASIS Capital Corp. company guaranty sr. unsec. notes 8 3/8s, 2019			386,000	407,230

IMS Health, Inc. 144A sr. unsec. notes 6s, 2020			202,000	209,575

Jaguar Holding Co. I 144A sr. unsec. notes 9 3/8s, 2017(PIK)			505,000	516,994

Jaguar Holding Co. II/Jaguar Merger Sub, Inc. 144A sr. unsec. notes 9 1/2s, 2019			420,000	450,450

JLL/Delta Dutch Newco BV 144A sr. unsec. notes 7 1/2s, 2022 (Netherlands)			562,000	571,723

Kinetic Concepts, Inc./KCI USA, Inc. company guaranty notes 10 1/2s, 2018			911,000	1,002,100

Omega Healthcare Investors, Inc. company guaranty sr. unsec. notes 6 3/4s, 2022(R)			277,000	295,698

Omega Healthcare Investors, Inc. company guaranty sr. unsec. notes 4.95s, 2024(R)			310,000	319,157

Par Pharmaceutical Cos., Inc. company guaranty sr. unsec. unsub. notes 7 3/8s, 2020			540,000	573,750

Salix Pharmaceuticals, Ltd. 144A company guaranty sr. unsec. notes 6s, 2021			135,000	146,138

Service Corporation International sr. unsec. unsub. notes 5 3/8s, 2024			830,000	854,900

Service Corporation International sr. unsec. unsub. notes 5 3/8s, 2022			644,000	667,055

Teleflex, Inc. company guaranty sr. unsec. sub. notes 6 7/8s, 2019			370,000	396,825

Teleflex, Inc. 144A company guaranty sr. unsec. notes 5 1/4s, 2024			115,000	116,725

Tenet Healthcare Corp. company guaranty sr. bonds 4 1/2s, 2021			115,000	115,288

Tenet Healthcare Corp. company guaranty sr. bonds 4 3/8s, 2021			307,000	305,081

Tenet Healthcare Corp. company guaranty sr. notes 6 1/4s, 2018			833,000	904,846

Tenet Healthcare Corp. company guaranty sr. notes 6s, 2020			393,000	422,475

Tenet Healthcare Corp. company guaranty sr. notes 4 3/4s, 2020			80,000	81,800

Valeant Pharmaceuticals International 144A company guaranty sr. unsec. notes 7s, 2020			70,000	73,325

Valeant Pharmaceuticals International 144A company guaranty sr. unsec. notes 6 7/8s, 2018			170,000	175,950

Valeant Pharmaceuticals International 144A company guaranty sr. unsec. notes 6 3/8s, 2020			70,000	71,838

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2021			90,000	89,100

Valeant Pharmaceuticals International, Inc. 144A sr. unsec. notes 6 3/4s, 2018			318,000	338,273

WellCare Health Plans, Inc. sr. unsec. notes 5 3/4s, 2020			435,000	447,963

				20,124,174
Technology (1.0%)

ACI Worldwide, Inc. 144A company guaranty sr. unsec. unsub. notes 6 3/8s, 2020			180,000	187,650

Alcatel-Lucent USA, Inc. 144A company guaranty sr. unsec. notes 6 3/4s, 2020			260,000	268,450

Avaya, Inc. 144A company guaranty notes 10 1/2s, 2021			252,000	220,815

Avaya, Inc. 144A company guaranty sr. notes 7s, 2019			1,085,000	1,066,013

First Data Corp. company guaranty sr. unsec. notes 12 5/8s, 2021			174,000	210,105

First Data Corp. company guaranty sr. unsec. notes 11 1/4s, 2021			146,000	168,265

First Data Corp. company guaranty sr. unsec. sub. notes 11 3/4s, 2021			377,000	442,033

First Data Corp. 144A company guaranty notes 8 1/4s, 2021			903,000	979,755

Freescale Semiconductor, Inc. 144A sr. notes 6s, 2022			250,000	256,250

Infor US, Inc. company guaranty sr. unsec. notes 9 3/8s, 2019			125,000	135,938

Iron Mountain, Inc. company guaranty sr. unsec. unsub. notes 6s, 2023(R)			430,000	453,650

Micron Technology, Inc. 144A sr. unsec. notes 5 7/8s, 2022			433,000	454,650

SoftBank Corp. 144A sr. unsec. notes 4 1/2s, 2020 (Japan)			870,000	880,875

SunGard Data Systems, Inc. company guaranty sr. unsec. sub. notes 6 5/8s, 2019			265,000	274,275

Syniverse Holdings, Inc. company guaranty sr. unsec. notes 9 1/8s, 2019			286,000	300,300

Techem Energy Metering Service GmbH 144A sr. sub. bonds 7 7/8s, 2020 (Germany)		EUR	380,000	523,431

Trionista TopCo. GmbH 144A sr. unsec. sub. notes 6 7/8s, 2021 (Germany)		EUR	515,000	675,085

				7,497,540
Transportation (0.2%)

Air Medical Group Holdings, Inc. company guaranty sr. notes 9 1/4s, 2018			$372,000	388,740

CHC Helicopter SA company guaranty sr. notes 9 1/4s, 2020 (Canada)			634,500	678,915

Watco Cos., LLC/Watco Finance Corp. 144A company guaranty sr. unsec. notes 6 3/8s, 2023			548,000	556,220

				1,623,875
Utilities and power (1.8%)

AES Corp./Virginia (The) sr. unsec. unsub. notes 8s, 2017			1,140,000	1,293,900

AES Corp./Virginia (The) sr. unsec. unsub. notes 7 3/8s, 2021			310,000	353,690

AES Corp./Virginia (The) sr. unsec. unsub. notes 4 7/8s, 2023			160,000	160,000

Calpine Corp. sr. unsec. notes 5 3/4s, 2025			790,000	799,875

Calpine Corp. 144A company guaranty sr. notes 6s, 2022			110,000	118,525

Calpine Corp. 144A company guaranty sr. notes 5 7/8s, 2024			85,000	91,163

Colorado Interstate Gas Co., LLC sr. unsec. debs. 6.85s, 2037			615,000	694,844

Dynegy Finance I, Inc./Dynegy Finance II, Inc. 144A company guaranty sr. notes 7 5/8s, 2024			30,000	31,800

Dynegy Finance I, Inc./Dynegy Finance II, Inc. 144A company guaranty sr. notes 7 3/8s, 2022			40,000	42,300

Dynegy Finance I, Inc./Dynegy Finance II, Inc. 144A company guaranty sr. notes 6 3/4s, 2019			573,000	593,055

Dynegy Holdings, LLC escrow bonds 7 3/4s, 2019			940,000	1,175

El Paso Natural Gas Co., LLC sr. unsec. debs. 8 5/8s, 2022			577,000	741,107

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. 144A notes 11 3/4s, 2022 (In default)(NON)			405,000	481,950

Energy Transfer Equity LP company guaranty sr. unsec. notes 7 1/2s, 2020			346,000	397,900

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. notes 6 7/8s, 2019			208,000	217,360

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2022			120,000	126,600

EP Energy, LLC/Everest Acquisition Finance, Inc. sr. unsec. notes 9 3/8s, 2020			644,000	705,180

FirstEnergy Corp. sr. unsec. unsub. notes 4 1/4s, 2023			150,000	150,413

GenOn Energy, Inc. sr. unsec. notes 9 7/8s, 2020			441,000	457,538

GenOn Energy, Inc. sr. unsec. notes 9 1/2s, 2018			105,000	109,463

Kinder Morgan, Inc./DE company guaranty sr. notes 7s, 2017			160,000	178,000

Kinder Morgan, Inc./DE 144A sr. notes 5s, 2021			100,000	106,250

Majapahit Holding BV 144A company guaranty sr. unsec. notes 7 3/4s, 2020 (Indonesia)			1,525,000	1,774,368

NRG Energy, Inc. company guaranty sr. unsec. notes 7 7/8s, 2021			1,375,000	1,491,875

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5 7/8s, 2022			396,000	421,740

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			280,000	289,800

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5s, 2022			195,000	198,900

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 4 1/2s, 2023			230,000	228,275

Southern Star Central Corp. 144A sr. unsec. notes 5 1/8s, 2022			457,000	463,855

Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. 144A company guaranty sr. notes 11 1/2s, 2020 (In default)(NON)			205,000	164,513

Vattenfall AB jr. unsec. sub. FRB bonds 5 1/4s, perpetual maturity (Sweden)		EUR	364,000	467,984

				13,353,398

Total corporate bonds and notes (cost $242,831,260)				$244,756,474

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (10.9%)(a)
			Principal amount/units	Value

Argentina (Republic of) sr. unsec. bonds 8.28s, 2033 (Argentina) (In default)(NON)			$1,500,181	$1,245,150

Argentina (Republic of) sr. unsec. bonds 7s, 2017 (Argentina)			2,540,000	2,235,200

Argentina (Republic of) sr. unsec. unsub. bonds 7s, 2015 (Argentina)			9,081,000	8,558,843

Argentina (Republic of) sr. unsec. unsub. notes Ser. LOC, 8.28s, 2033 (Argentina)			6,348,428	4,948,600

Argentina (Republic of) sr. unsec. unsub. notes Ser. NY, 8.28s, 2033 (Argentina) (In default)(NON)			7,048,045	6,061,319

Bahamas (Commonwealth of) 144A sr. unsec. notes 5 3/4s, 2024 (Bahamas)			200,000	211,780

Brazil (Federal Republic of) unsec. notes 10s, 2017 (Brazil) (units)		BRL	3,500	1,399,069

Buenos Aires (Province of) 144A sr. unsec. unsub. notes 11 3/4s, 2015 (Argentina)			$525,000	500,063

Buenos Aires (Province of) 144A sr. unsec. unsub. notes 10 7/8s, 2021 (Argentina)			100,000	91,000

Chile (Republic of) notes 5 1/2s, 2020 (Chile)		CLP	347,500,000	633,516

Costa Rica (Republic of) 144A unsec. notes 7s, 2044 (Costa Rica)			$250,000	258,750

Croatia (Republic of) 144A sr. unsec. bonds 6s, 2024 (Croatia)			375,000	404,063

Croatia (Republic of) 144A sr. unsec. notes 6 1/4s, 2017 (Croatia)			265,000	283,550

Croatia (Republic of) 144A sr. unsec. unsub. notes 6 3/8s, 2021 (Croatia)			620,000	681,225

Financing of Infrastructural Projects State Enterprise 144A govt. guaranty sr. unsec. notes 8 3/8s, 2017 (Ukraine)			425,000	348,500

Gabon (Republic of) 144A unsec. bonds 6 3/8s, 2024 (Gabon)			1,000,000	1,065,000

Ghana (Republic of) 144A unsec. notes 8 1/2s, 2017 (Ghana)			468,000	494,536

Ghana (Republic of) 144A unsec. notes 7 7/8s, 2023 (Ghana)			1,677,959	1,686,349

Hellenic (Republic of) sr. unsec. bonds 4 3/4s, 2019 (Greece)		EUR	4,943,000	5,658,768

Hellenic (Republic of) sr. unsec. notes 3 3/8s, 2017 (Greece)		EUR	3,622,000	4,159,683

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2038 (Greece)(STP)		EUR	1,040,472	695,679

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2037 (Greece)(STP)		EUR	134,941	90,977

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2036 (Greece)(STP)		EUR	951,344	643,668

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2035 (Greece)(STP)		EUR	866,021	583,867

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2034 (Greece)(STP)		EUR	584,559	401,249

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2033 (Greece)(STP)		EUR	542,459	373,398

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2032 (Greece)(STP)		EUR	591,295	413,468

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2031 (Greece)(STP)		EUR	400,059	283,695

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2030 (Greece)(STP)		EUR	2,313,586	1,680,243

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2029 (Greece)(STP)		EUR	461,295	343,074

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2028 (Greece)(STP)		EUR	2,024,624	1,533,204

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2027 (Greece)(STP)		EUR	760,042	592,422

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2026 (Greece)(STP)		EUR	2,431,993	1,939,282

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2025 (Greece)(STP)		EUR	5,529,811	4,525,152

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2024 (Greece)(STP)		EUR	740,156	649,055

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2023 (Greece)(STP)		EUR	2,474,365	2,198,432

Indonesia (Republic of) 144A sr. unsec. notes 3 3/8s, 2023 (Indonesia)			$1,355,000	1,297,616

Indonesia (Republic of) 144A sr. unsec. unsub. bonds 6 5/8s, 2037 (Indonesia)			1,555,000	1,823,035

International Bank for Reconstruction & Development sr. disc. unsec. unsub. notes Ser. GDIF, 5 1/4s, 2014 (Supra-Nation)		RUB	22,650,000	525,328

Iraq (Republic of) 144A bonds 5.8s, 2028 (Iraq)			$1,275,000	1,131,563

Kenya (Republic of) 144A sr. unsec. notes 6 7/8s, 2024 (Kenya)			400,000	425,500

Russia (Federation of) sr. unsec. unsub. bonds 7 1/2s, 2030 (Russia)			43,885	49,919

Russia (Federation of) 144A sr. notes 5 5/8s, 2042 (Russia)			200,000	204,000

Russia (Federation of) 144A sr. unsec. notes 4 1/2s, 2022 (Russia)			465,000	460,931

Russia (Federation of) 144A sr. unsec. unsub. bonds 7 1/2s, 2030 (Russia)			3,974,344	4,520,816

Russia (Federation of) 144A unsec. notes 3 1/4s, 2017 (Russia)			400,000	399,984

Serbia (Republic of) 144A sr. unsec. bonds 4 7/8s, 2020 (Serbia)			300,000	304,125

Serbia (Republic of) 144A sr. unsec. unsub. bonds 6 3/4s, 2024 (Serbia)			171,218	172,882

Sri Lanka (Republic of) 144A notes 7.4s, 2015 (Sri Lanka)			440,000	444,008

Turkey (Republic of) sr. unsec. notes 7 1/2s, 2017 (Turkey)			3,785,000	4,261,304

Ukraine (Government of) 144A sr. unsec. notes 9 1/4s, 2017 (Ukraine)			3,240,000	2,936,250

United Mexican States sr. unsec. notes 5 3/4s, 2110 (Mexico)			1,120,000	1,185,895

Venezuela (Bolivarian Republic of) sr. unsec. bonds 9 1/4s, 2028 (Venezuela)			100,000	63,500

Venezuela (Bolivarian Republic of) sr. unsec. bonds 7s, 2038 (Venezuela)			650,000	370,500

Venezuela (Bolivarian Republic of) sr. unsec. unsub. bonds 9 1/4s, 2027 (Venezuela)			605,000	393,716

Venezuela (Bolivarian Republic of) 144A sr. unsec. unsub. bonds 13 5/8s, 2018 (Venezuela)			2,215,000	1,860,777

Total foreign government and agency bonds and notes (cost $83,753,954)				$80,703,478

SENIOR LOANS (2.1%)(a)(c)
			Principal amount	Value

Basic materials (0.1%)

Atkore International, Inc. bank term loan FRN 4 1/2s, 2021			$239,400	$237,006

Oxea Sarl bank term loan FRN 8 1/4s, 2020 (Germany)			122,000	118,340

WR Grace & Co. bank term loan FRN 3s, 2021			249,274	246,843

WR Grace & Co. bank term loan FRN Ser. DD, 1s, 2021(U)			89,474	88,601

				690,790
Capital goods (—%)

Gates Global, LLC/Gates Global Co. bank term loan FRN 4 1/4s, 2021			330,000	325,816

				325,816
Communication services (0.2%)

Asurion, LLC bank term loan FRN 8 1/2s, 2021			329,000	333,627

Asurion, LLC bank term loan FRN Ser. B1, 5s, 2019			339,778	339,618

Level 3 Financing, Inc. bank term loan FRN Ser. B1, 4s, 2020			175,000	174,125

Level 3 Financing, Inc. bank term loan FRN Ser. B5, 4 1/2s, 2022			305,000	305,858

				1,153,228
Consumer cyclicals (1.0%)

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B6, 6.985s, 2017			1,955,958	1,748,137

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B7, 9 3/4s, 2017			164,588	151,955

Caesars Growth Properties Holdings, LLC bank term loan FRN 6 1/4s, 2021			598,500	563,993

CCM Merger, Inc. bank term loan FRN Ser. B, 4 1/2s, 2021			393,163	391,197

Delta 2 (Lux) Sarl bank term loan FRN 4 3/4s, 2021 (Luxembourg)			225,000	222,680

Getty Images, Inc. bank term loan FRN Ser. B, 4 3/4s, 2019			490,078	462,207

iHeartCommunications, Inc. bank term loan FRN Ser. D, 6.904s, 2019			743,000	700,835

JC Penney Corp., Inc. bank term loan FRN 5s, 2019			914,538	892,246

Navistar, Inc. bank term loan FRN Ser. B, 5 3/4s, 2017			256,972	257,294

Neiman Marcus Group, Ltd., Inc. bank term loan FRN 4 1/4s, 2020			596,409	588,208

ROC Finance, LLC bank term loan FRN 5s, 2019			297,744	283,602

Travelport Finance Sarl bank term loan FRN Ser. B, 6s, 2021 (Luxembourg)			401,000	400,499

Univision Communications, Inc. bank term loan FRN 4s, 2020			387,050	382,938

Visteon Corp. bank term loan FRN Ser. DD, 3 1/2s, 2021			224,438	221,632

				7,267,423
Consumer staples (0.2%)

BC ULC bank term loan FRN Ser. B, 4 1/2s, 2021 (Canada)			220,000	219,694

CEC Entertainment, Inc. bank term loan FRN Ser. B, 4 1/4s, 2021			340,290	328,948

H.J. Heinz Co. bank term loan FRN Ser. B2, 3 1/2s, 2020			340,688	338,274

Libbey Glass, Inc. bank term loan FRN Ser. B, 3 3/4s, 2021			199,500	196,632

Revlon Consumer Products Corp. bank term loan FRN Ser. B, 4s, 2019			397,261	391,965

				1,475,513
Health care (0.2%)

CHS/Community Health Systems, Inc. bank term loan FRN Ser. D, 4 1/4s, 2021			322,563	322,764

Grifols Worldwide Operations USA, Inc. bank term loan FRN 3.154s, 2021			527,350	519,919

Ortho-Clinical Diagnostics, Inc. bank term loan FRN Ser. B, 4 3/4s, 2021			184,538	182,508

Par Pharmaceutical Cos., Inc. bank term loan FRN Ser. B, 4s, 2019			199,693	196,532

Patheon, Inc. bank term loan FRN Ser. B, 4 1/4s, 2021 (Canada)			284,288	276,825

Valeant Pharmaceuticals International, Inc. bank term loan FRN Ser. E, 3 1/2s, 2020			238,821	236,831

				1,735,379
Technology (0.2%)

Avaya, Inc. bank term loan FRN Ser. B3, 4.652s, 2017			238,595	230,423

Avaya, Inc. bank term loan FRN Ser. B6, 6 1/2s, 2018			485,711	481,157

Dell, Inc. bank term loan FRN Ser. B, 4 1/2s, 2020			421,805	422,188

Freescale Semiconductor, Inc. bank term loan FRN Ser. B5, 5s, 2021			678,150	676,737

				1,810,505
Transportation (0.1%)

Air Medical Group Holdings, Inc. bank term loan FRN 7 5/8s, 2018(PIK)			480,000	474,000

				474,000
Utilities and power (0.1%)

Energy Future Intermediate Holding Co., LLC bank term loan FRN 4 1/4s, 2016			170,000	169,522

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.647s, 2017			1,053,286	765,826

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.647s, 2017			10,810	7,860

				943,208

Total senior loans (cost $16,416,327)				$15,875,862

PURCHASED SWAP OPTIONS OUTSTANDING (0.2%)(a)
Counterparty
Fixed right % to receive or (pay)/	Expiration		Contract
Floating rate index/Maturity date	date/strike		amount	Value

Bank of America N.A.

2.7175/3 month USD-LIBOR-BBA/Nov-24	Nov-14/$2.7175		$51,060,000	$1,069,707

Credit Suisse International

(2.52875)/3 month USD-LIBOR-BBA/Nov-24	Nov-14/2.52875		83,692,000	424,318

2.27125/3 month USD-LIBOR-BBA/Nov-24	Nov-14/2.27125		83,692,000	56,911

Total purchased swap options outstanding (cost $1,192,268)				$1,550,936

PURCHASED OPTIONS OUTSTANDING (0.1%)(a)
	Expiration		Contract
	date/strike price		amount	Value

Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Jan-15/$103.13		$25,000,000	$241,500

Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Jan-15/102.94		25,000,000	217,250

Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Jan-15/102.63		25,000,000	180,500

Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Jan-15/102.38		25,000,000	154,500

Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Dec-14/101.69		21,000,000	21,630

Total purchased options outstanding (cost $1,066,406)				$815,380

PREFERRED STOCKS (0.2%)(a)
			Shares	Value

Ally Financial, Inc. 144A 7.00% cum. pfd.			815	$816,223

GMAC Capital Trust I Ser. 2, $2.031 cum. pfd.			16,265	434,763

M/I Homes, Inc. Ser. A, $2.438 pfd.			8,790	224,145

Total preferred stocks (cost $1,103,872)				$1,475,131

CONVERTIBLE BONDS AND NOTES (0.1%)(a)
			Principal amount	Value

iStar Financial, Inc. cv. sr. unsec. unsub. notes 3s, 2016(R)			$230,000	$300,006

Sirius XM Radio, Inc. 144A cv. company guaranty sr. unsec. sub. notes 7s, 2014			195,000	363,675

Total convertible bonds and notes (cost $613,807)				$663,681

CONVERTIBLE PREFERRED STOCKS (0.1%)(a)
			Shares	Value

United Technologies Corp. $3.75 cv. pfd.			7,100	$415,492

Total convertible preferred stocks (cost $381,995)				$415,492

COMMON STOCKS (0.0%)(a)
			Shares	Value

Lone Pine Resources Canada, Ltd. (Canada)(F)(NON)			22,950	$918

Lone Pine Resources, Inc. Class A (Canada)(F)(NON)			22,950	918

Tribune Co. Class 1C(F)			92,963	23,241

Total common stocks (cost $149,872)				$25,077

SHORT-TERM INVESTMENTS (6.5%)(a)
			Principal amount/shares	Value

Putnam Short Term Investment Fund 0.09%(AFF)		Shares	18,843,172	$18,843,172

SSgA Prime Money Market Fund Class N 0.00%(P)		Shares	140,000	140,000

U.S. Treasury Bills with effective yields ranging from 0.10% to 0.11%, July 23, 2015(SEGSF)(SEGCCS)			$5,554,000	5,550,768

U.S. Treasury Bills with an effective yield of 0.03%, December 18, 2014(SEGSF)(SEGCCS)			2,281,000	2,280,896

U.S. Treasury Bills with effective yields ranging from 0.03% to 0.05%, December 11, 2014(SEGSF)(SEGCCS)			994,000	993,956

U.S. Treasury Bills with an effective yield of 0.03%, December 4, 2014(SEGSF)			246,000	245,993

U.S. Treasury Bills with an effective yield of 0.05%, November 20, 2014(SEG)(SEGSF)(SEGCCS)			18,415,000	18,414,538

U.S. Treasury Bills with an effective yield of 0.05%, November 13, 2014(SEGSF)			331,000	330,995

U.S. Treasury Bills with an effective yield of 0.01%, November 6, 2014(SEGSF)			1,174,000	1,173,997

Total short-term investments (cost $47,973,329)				$47,974,315

TOTAL INVESTMENTS

Total investments (cost $982,415,901)(b)				$1,008,780,567

FORWARD CURRENCY CONTRACTS at 10/31/14 (aggregate face value $461,192,428) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	British Pound	Buy	12/17/14	$1,884,921	$1,923,064	$(38,143)
	British Pound	Sell	12/17/14	1,884,921	1,923,226	38,305
	Chilean Peso	Sell	1/21/15	762,474	734,300	(28,174)
	Euro	Sell	12/17/14	12,058,127	12,712,252	654,125
	Japanese Yen	Buy	11/19/14	1,776,925	1,864,637	(87,712)
	Japanese Yen	Sell	11/19/14	1,776,925	1,846,167	69,242
	Singapore Dollar	Buy	11/19/14	294,364	303,096	(8,732)
	Singapore Dollar	Sell	11/19/14	294,364	303,045	8,681
	Swiss Franc	Buy	12/17/14	3,628,497	3,699,401	(70,904)
	Swiss Franc	Sell	12/17/14	3,628,497	3,800,531	172,034
Barclays Bank PLC
	Australian Dollar	Buy	1/21/15	5,533,734	5,525,487	8,247
	Australian Dollar	Sell	1/21/15	5,533,734	5,514,951	(18,783)
	British Pound	Sell	12/17/14	160,555	68,560	(91,995)
	Canadian Dollar	Sell	1/21/15	3,720,427	3,706,588	(13,839)
	Chinese Yuan (Offshore)	Buy	11/19/14	3,889,961	3,839,388	50,573
	Czech Koruna	Buy	12/17/14	1,861,278	1,914,889	(53,611)
	Czech Koruna	Sell	12/17/14	1,861,278	1,960,874	99,596
	Euro	Sell	12/17/14	12,820,378	13,365,295	544,917
	Japanese Yen	Sell	11/19/14	3,574,658	3,677,231	102,573
	Mexican Peso	Sell	1/21/15	101,233	101,554	321
	New Zealand Dollar	Buy	1/21/15	87,571	104,533	(16,962)
	Norwegian Krone	Sell	12/17/14	786,486	647,698	(138,788)
	Polish Zloty	Buy	12/17/14	788,172	797,122	(8,950)
	Singapore Dollar	Buy	11/19/14	297,788	306,674	(8,886)
	Singapore Dollar	Sell	11/19/14	297,788	306,566	8,778
	Swedish Krona	Buy	12/17/14	1,096,868	1,015,783	81,085
	Swiss Franc	Buy	12/17/14	3,714,172	3,769,297	(55,125)
	Swiss Franc	Sell	12/17/14	3,714,172	3,888,650	174,478
	Turkish Lira	Buy	12/17/14	3,816,483	3,728,201	88,282
	Turkish Lira	Sell	12/17/14	3,816,483	3,770,720	(45,763)
Citibank, N.A.
	Australian Dollar	Sell	1/21/15	2,284,033	2,308,164	24,131
	Brazilian Real	Sell	1/5/15	608,901	469,091	(139,810)
	Canadian Dollar	Sell	1/21/15	1,887,222	1,902,317	15,095
	Chilean Peso	Buy	1/21/15	18,393	17,735	658
	Chilean Peso	Sell	1/21/15	18,393	18,377	(16)
	Euro	Sell	12/17/14	11,684,836	12,342,068	657,232
	Japanese Yen	Sell	11/19/14	3,574,660	3,792,906	218,246
	New Zealand Dollar	Buy	1/21/15	4,031,290	4,093,446	(62,156)
	Norwegian Krone	Sell	12/17/14	1,767,263	1,661,652	(105,611)
	Swiss Franc	Buy	12/17/14	3,623,818	3,695,147	(71,329)
	Swiss Franc	Sell	12/17/14	3,623,818	3,795,612	171,794
Credit Suisse International
	Australian Dollar	Buy	1/21/15	7,533,597	7,529,232	4,365
	Australian Dollar	Sell	1/21/15	7,533,597	7,488,760	(44,837)
	British Pound	Sell	12/17/14	429,052	501,703	72,651
	Canadian Dollar	Sell	1/21/15	3,912,054	3,909,792	(2,262)
	Euro	Sell	12/17/14	9,719,856	10,262,357	542,501
	Indian Rupee	Buy	11/19/14	3,741,724	3,742,322	(598)
	Japanese Yen	Buy	11/19/14	696,645	599,170	97,475
	New Zealand Dollar	Buy	1/21/15	3,677,602	3,708,805	(31,203)
	Norwegian Krone	Sell	12/17/14	1,430,971	1,399,358	(31,613)
	Singapore Dollar	Buy	11/19/14	57,596	59,297	(1,701)
	Singapore Dollar	Sell	11/19/14	57,596	59,314	1,718
	Swedish Krona	Buy	12/17/14	5,578,957	5,797,610	(218,653)
	Swedish Krona	Sell	12/17/14	5,578,957	5,836,029	257,072
	Swiss Franc	Buy	12/17/14	3,635,255	3,705,890	(70,635)
	Swiss Franc	Sell	12/17/14	3,635,255	3,807,901	172,646
	Turkish Lira	Buy	12/17/14	3,814,344	3,738,719	75,625
	Turkish Lira	Sell	12/17/14	3,814,344	3,769,706	(44,638)
Deutsche Bank AG
	Australian Dollar	Sell	1/21/15	2,284,033	2,262,180	(21,853)
	Canadian Dollar	Sell	1/21/15	1,755,722	1,769,336	13,614
	Euro	Sell	12/17/14	10,528,737	10,780,659	251,922
	Japanese Yen	Buy	11/19/14	746,603	775,697	(29,094)
	Japanese Yen	Sell	11/19/14	746,603	816,755	70,152
	New Zealand Dollar	Buy	1/21/15	3,621,516	3,666,192	(44,676)
	Norwegian Krone	Sell	12/17/14	3,530,913	3,623,967	93,054
	Polish Zloty	Buy	12/17/14	1,054,580	1,108,969	(54,389)
	Swedish Krona	Buy	12/17/14	562,377	491,584	70,793
	Swiss Franc	Sell	12/17/14	688,934	829,394	140,460
Goldman Sachs International
	Australian Dollar	Sell	1/21/15	2,284,033	2,281,383	(2,650)
	Canadian Dollar	Sell	1/21/15	3,763,729	3,804,347	40,618
	Euro	Sell	12/17/14	11,753,152	12,462,842	709,690
	Japanese Yen	Sell	11/19/14	469,902	505,223	35,321
	New Zealand Dollar	Buy	1/21/15	1,792,501	1,802,866	(10,365)
	Norwegian Krone	Sell	12/17/14	1,795,924	1,770,588	(25,336)
	Swedish Krona	Buy	12/17/14	988,667	895,462	93,205
HSBC Bank USA, National Association
	Australian Dollar	Buy	1/21/15	2,307,662	2,256,315	51,347
	British Pound	Buy	12/17/14	1,864,451	1,867,900	(3,449)
	British Pound	Sell	12/17/14	1,864,451	1,881,108	16,657
	Canadian Dollar	Sell	1/21/15	53,663	46,029	(7,634)
	Euro	Sell	12/17/14	5,522,526	5,936,167	413,641
	Japanese Yen	Sell	11/19/14	3,574,659	3,582,062	7,403
	Norwegian Krone	Sell	12/17/14	1,776,752	1,821,945	45,193
	Swedish Krona	Buy	12/17/14	2,893,623	2,859,604	34,019
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	1/21/15	721,932	706,794	15,138
	Brazilian Real	Buy	1/5/15	7,331,284	7,403,105	(71,821)
	Brazilian Real	Sell	1/5/15	7,331,284	7,216,422	(114,862)
	British Pound	Buy	12/17/14	745,524	726,184	19,340
	Canadian Dollar	Sell	1/21/15	2,556,499	2,577,637	21,138
	Czech Koruna	Buy	12/17/14	1,861,282	1,914,752	(53,470)
	Czech Koruna	Sell	12/17/14	1,861,282	1,961,274	99,992
	Euro	Sell	12/17/14	10,541,147	11,062,293	521,146
	Hungarian Forint	Buy	12/17/14	2,447,277	2,461,145	(13,868)
	Hungarian Forint	Sell	12/17/14	2,447,277	2,516,342	69,065
	Indian Rupee	Buy	11/19/14	36,222	35,933	289
	Japanese Yen	Buy	11/19/14	8,418,515	8,806,506	(387,991)
	Japanese Yen	Sell	11/19/14	8,418,515	9,163,123	744,608
	Malaysian Ringgit	Sell	11/19/14	3,681,020	3,701,817	20,797
	Mexican Peso	Sell	1/21/15	460,956	474,855	13,899
	New Taiwan Dollar	Sell	11/19/14	3,861,241	3,918,603	57,362
	New Zealand Dollar	Sell	1/21/15	1,560,576	1,467,856	(92,720)
	Norwegian Krone	Sell	12/17/14	1,462,756	1,403,700	(59,056)
	Russian Ruble	Sell	12/17/14	505,875	584,473	78,598
	Swedish Krona	Buy	12/17/14	1,830,899	1,876,072	(45,173)
	Swiss Franc	Sell	12/17/14	3,325,724	3,593,845	268,121
Royal Bank of Scotland PLC (The)
	Australian Dollar	Buy	1/21/15	398,992	352,519	46,473
	British Pound	Buy	12/17/14	5,554,655	5,593,727	(39,072)
	British Pound	Sell	12/17/14	5,554,655	5,633,038	78,383
	Canadian Dollar	Sell	1/21/15	3,666,145	3,681,532	15,387
	Euro	Sell	12/17/14	3,619,845	3,611,512	(8,333)
	New Zealand Dollar	Buy	1/21/15	3,634,280	3,672,464	(38,184)
	Norwegian Krone	Sell	12/17/14	3,579,175	3,698,565	119,390
State Street Bank and Trust Co.
	Australian Dollar	Buy	1/21/15	2,716,544	2,656,380	60,164
	Brazilian Real	Buy	1/5/15	7,335,647	7,415,952	(80,305)
	Brazilian Real	Sell	1/5/15	7,335,647	7,131,927	(203,720)
	British Pound	Buy	12/17/14	3,677,730	3,664,089	13,641
	Canadian Dollar	Sell	1/21/15	4,683,519	4,706,259	22,740
	Chilean Peso	Buy	1/21/15	9,982	9,981	1
	Chilean Peso	Sell	1/21/15	9,982	9,625	(357)
	Euro	Sell	12/17/14	9,039,584	9,487,045	447,461
	Israeli Shekel	Sell	1/21/15	3,657,393	3,711,232	53,839
	Japanese Yen	Sell	11/19/14	2,743,157	3,011,662	268,505
	New Taiwan Dollar	Sell	11/19/14	30,349	30,835	486
	New Zealand Dollar	Buy	1/21/15	2,009,959	2,046,373	(36,414)
	Norwegian Krone	Sell	12/17/14	1,401,747	1,390,150	(11,597)
	Singapore Dollar	Sell	11/19/14	240,270	247,496	7,226
	Swedish Krona	Buy	12/17/14	967,051	835,558	131,493
	Swiss Franc	Buy	12/17/14	7,663,430	7,772,972	(109,542)
	Swiss Franc	Sell	12/17/14	7,663,430	7,954,826	291,396
UBS AG
	Canadian Dollar	Sell	1/21/15	2,519,927	2,545,440	25,513
	Euro	Sell	12/17/14	6,771,885	6,914,125	142,240
	Japanese Yen	Buy	11/19/14	1,775,594	1,844,854	(69,260)
	Japanese Yen	Sell	11/19/14	1,775,594	1,942,047	166,453
	Singapore Dollar	Buy	11/19/14	283,701	292,079	(8,378)
	Singapore Dollar	Sell	11/19/14	283,701	292,157	8,456
WestPac Banking Corp.
	Australian Dollar	Sell	1/21/15	2,284,033	2,337,340	53,307
	Canadian Dollar	Sell	1/21/15	7,803,298	7,862,786	59,488
	Euro	Sell	12/17/14	6,314,736	6,768,735	453,999
	Japanese Yen	Buy	11/19/14	3,646,654	3,787,541	(140,887)
	Japanese Yen	Sell	11/19/14	3,646,654	3,981,311	334,657
	New Zealand Dollar	Buy	1/21/15	3,577,034	3,694,729	(117,695)

Total						$7,816,146

FUTURES CONTRACTS OUTSTANDING at 10/31/14 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Euro-Bobl 5 yr (Short)	78	$12,516,338	Dec-14	$(55,959)
Euro-Bund 10 yr (Short)	60	11,346,773	Dec-14	(152,070)
Euro-Buxl 30 yr (Short)	35	6,373,772	Dec-14	(154,924)
U.S. Treasury Bond 30 yr (Short)	135	19,047,656	Dec-14	2,962
U.S. Treasury Bond Ultra 30 yr (Short)	21	3,293,063	Dec-14	(95,774)
U.S. Treasury Note 5 yr (Long)	213	25,438,524	Dec-14	182,642
U.S. Treasury Note 10 yr (Short)	218	$27,546,344	Dec-14	(201,383)

Total				$(474,506)

WRITTEN SWAP OPTIONS OUTSTANDING at 10/31/14 (premiums $8,851,578) (Unaudited)

Counterparty
Fixed Obligation % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value

Bank of America N.A.

(2.557)/3 month USD-LIBOR-BBA/Nov-24	Nov-14/2.557	$51,060,000	$416,650
(2.60)/3 month USD-LIBOR-BBA/Jan-25	Jan-15/2.60	60,497,200	896,569
(2.54)/3 month USD-LIBOR-BBA/Aug-25	Aug-15/2.54	54,434,250	918,850
(2.54)/3 month USD-LIBOR-BBA/Aug-25	Aug-15/2.54	54,434,250	918,850
Credit Suisse International

(2.40)/3 month USD-LIBOR-BBA/Nov-24	Nov-14/2.40	41,846,000	114,240
2.40/3 month USD-LIBOR-BBA/Nov-24	Nov-14/2.40	41,846,000	496,294
(2.51)/3 month USD-LIBOR-BBA/Aug-25	Aug-15/2.51	38,326,500	605,175
(2.51)/3 month USD-LIBOR-BBA/Aug-25	Aug-15/2.51	38,326,500	605,175
JPMorgan Chase Bank N.A.

(2.60)/3 month USD-LIBOR-BBA/Feb-25	Feb-15/2.60	30,248,600	456,451
(6.00 Floor)/3 month USD-LIBOR-BBA/Mar-18	Mar-18/6.00	26,070,000	4,620,343

Total			$10,048,597

WRITTEN OPTIONS OUTSTANDING at 10/31/14 (premiums $931,406) (Unaudited)

	Expiration	Contract
	date/strike price	amount	Value

Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Jan-15/$102.13	$25,000,000	$131,500
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Jan-15/101.94	25,000,000	116,250
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Jan-15/101.75	25,000,000	102,250
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Jan-15/101.50	25,000,000	85,750
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Jan-15/101.13	25,000,000	65,250
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Jan-15/100.94	25,000,000	56,750
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Jan-15/100.88	25,000,000	54,000
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Jan-15/100.63	25,000,000	44,500
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Dec-14/100.81	21,000,000	6,300
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Dec-14/99.94	21,000,000	1,680

Total			$664,230

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 10/31/14 (Unaudited)

Counterparty			Premium	Unrealized
Fixed right or obligation % to receive or (pay)/	Expiration	Contract	receivable/	appreciation
Floating rate index/Maturity date	date/strike	amount	(payable)	(depreciation)

JPMorgan Chase Bank N.A.

2.75/3 month USD-LIBOR-BBA/Dec-24 (Purchased)	Dec-14/2.75	$49,393,200	$(464,049)	$676,193
2.75/3 month USD-LIBOR-BBA/Dec-24 (Purchased)	Dec-14/2.75	49,393,200	(474,175)	668,290
(2.40)/3 month USD-LIBOR-BBA/Mar-25 (Written)	Mar-15/2.40	49,393,200	164,726	(263,266)
(2.40)/3 month USD-LIBOR-BBA/Mar-25 (Written)	Mar-15/2.40	49,393,200	165,467	(265,241)
(2.65)/3 month USD-LIBOR-BBA/Dec-24 (Written)	Dec-14/2.65	49,393,200	293,396	(499,859)
(2.65)/3 month USD-LIBOR-BBA/Dec-24 (Written)	Dec-14/2.65	49,393,200	296,359	(500,847)

Total			$(18,276)	$(184,730)

TBA SALE COMMITMENTS OUTSTANDING at 10/31/14 (proceeds receivable $119,863,965) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association, 4 1/2s, November 1, 2044	$47,000,000	11/13/14	$50,954,608
Federal National Mortgage Association, 4s, November 1, 2044	61,000,000	11/13/14	64,769,611
Federal National Mortgage Association, 3 1/2s, November 1, 2044	4,000,000	11/13/14	4,135,625

Total			$119,859,844

	OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 10/31/14 (Unaudited)

				Upfront		Payments	Payments	Unrealized
	Swap counterparty/			premium	Termination	made by	received by	appreciation/
	Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

	Bank of America N.A.
	MYR	22,750,000		$—	3/19/19	4.0275%	3 month MYR-KLIBOR-BNM	$(41,682)
	Citibank, N.A.
	AUD	17,015,000	(E)	—	7/31/24	4.5175%	6 month AUD-BBR-BBSW	(107,508)
	AUD	3,191,000	(E)	—	8/6/24	4.63%	6 month AUD-BBR-BBSW	(32,293)
	AUD	23,444,000	(E)	—	10/16/24	6 month AUD-BBR-BBSW	4.232%	(105,423)
	NZD	9,900,000		—	10/29/24	3 month NZD-BBR-FRA	4.42025%	17,107
	Credit Suisse International
	AUD	9,608,000	(E)	—	10/16/24	6 month AUD-BBR-BBSW	4.1975%	(54,620)
	CAD	7,762,000		—	10/30/24	3 month CAD-BA-CDOR	2.495%	(5,760)
	CHF	7,597,000		—	10/27/24	6 month CHF-LIBOR-BBA	0.785%	11,608
	CHF	7,099,000		—	10/28/24	6 month CHF-LIBOR-BBA	0.765%	(3,704)
	Deutsche Bank AG
	MYR	22,750,000		—	3/19/19	4.035%	3 month MYR-KLIBOR-BNM	(43,825)
	PLN	23,326,000		—	3/17/24	4.1072%	6 month PLN-WIBOR-WIBO	(1,222,804)
	PLN	11,630,000		—	3/18/24	4.12875%	6 month PLN-WIBOR-WIBO	(616,381)
	PLN	9,735,000		—	3/27/24	4.045%	6 month PLN-WIBOR-WIBO	(509,109)
	PLN	114,202,000		—	7/14/16	6 month PLN-WIBOR-WIBO	2.48%	398,586
	Goldman Sachs International
	AUD	4,611,000	(E)	—	8/6/24	4.525%	6 month AUD-BBR-BBSW	(29,905)
	KRW	6,895,000,000		—	10/30/19	3 month KRW-CD-KSDA-BLOOMBERG	2.2875%	23,169
	NZD	2,006,000		—	10/31/24	3 month NZD-BBR-FRA	4.425%	4,084
	NZD	2,508,000		—	10/31/24	3 month NZD-BBR-FRA	4.42%	4,324
	NZD	2,508,000		—	11/3/24	3 month NZD-BBR-FRA	4.415%	3,206
	SEK	48,328,000		—	10/27/24	3 month SEK-STIBOR-SIDE	1.6025%	73,357
	SEK	40,346,000		—	10/29/24	3 month SEK-STIBOR-SIDE	1.58%	49,660
	JPMorgan Chase Bank N.A.
	AUD	8,563,000	(E)	—	8/6/24	4.5175%	6 month AUD-BBR-BBSW	(53,276)
	CAD	7,964,000		—	10/30/24	3 month CAD-BA-CDOR	2.5025%	(1,104)
	KRW	3,385,000,000		—	11/3/19	3 month KRW-CD-KSDA-BLOOMBERG	2.245%	4,852
	MXN	47,333,000		—	7/24/29	1 month MXN-TIIE-BANXICO	6.565%	(33,127)
	NZD	2,947,000		—	11/4/24	3 month NZD-BBR-FRA	4.38%	(2,779)

	Total			$—	$(2,273,347)
(E)	Extended effective date.

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 10/31/14 (Unaudited)

				Upfront		Payments	Payments	Unrealized
				premium	Termination	made by	received by	appreciation/
	Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)
		$72,579,000		$(541,672)	10/29/24	3 month USD-LIBOR-BBA	2.54%	$(53,528)
		72,579,000		(483,608)	10/28/24	3 month USD-LIBOR-BBA	2.54%	694
		469,025,100	(E)	40,900	12/17/16	3 month USD-LIBOR-BBA	1.00%	(1,861,935)
		250,868,500	(E)	3,387,829	12/17/19	3 month USD-LIBOR-BBA	2.25%	(1,829,232)
		105,196,700	(E)	4,836,782	12/17/24	3 month USD-LIBOR-BBA	3.00%	168,468
		18,869,400	(E)	(1,647,940)	12/17/44	3 month USD-LIBOR-BBA	3.50%	40,796
		40,205,000	(E)	(223)	12/16/17	3 month USD-LIBOR-BBA	1.835%	(134,789)
		103,036,000	(E)	(572)	12/16/17	3 month USD-LIBOR-BBA	1.897%	(471,343)
		51,673,000	(E)	(287)	12/16/17	3 month USD-LIBOR-BBA	1.86625%	(205,067)
		80,392,000	(E)	(446)	12/16/17	3 month USD-LIBOR-BBA	1.905%	(380,459)
		19,591,000	(E)	(109)	12/16/17	3 month USD-LIBOR-BBA	1.8625%	(76,298)
		136,674,000	(E)	(194,398)	12/16/17	3 month USD-LIBOR-BBA	1.882%	(778,543)
		4,727,000	(E)	175,820	12/17/24	3 month USD-LIBOR-BBA	2.90%	9,061
		64,608,000	(E)	(359)	12/16/17	3 month USD-LIBOR-BBA	1.80%	171,369
		45,696,000	(E)	(368)	12/16/18	3 month USD-LIBOR-BBA	2.34%	(498,500)
		34,272,000	(E)	(276)	12/16/18	3 month USD-LIBOR-BBA	2.3795%	(413,391)
		65,167,000	(E)	(362)	12/16/17	3 month USD-LIBOR-BBA	1.924%	332,055
		11,424,000	(E)	(92)	12/16/18	3 month USD-LIBOR-BBA	2.337%	(123,620)
		20,350,000	(E)	(164)	12/16/18	3 month USD-LIBOR-BBA	2.0025%	(21,430)
		42,294,000	(E)	(22,435)	12/16/18	3 month USD-LIBOR-BBA	1.9525%	(4,883)
		34,200,600	(E)	(482)	11/5/24	3 month USD-LIBOR-BBA	2.3375%	(427,066)
		39,310,000	(E)	(440)	10/22/24	3 month USD-LIBOR-BBA	3.14875%	(233,352)
		39,310,000	(E)	(440)	10/22/24	3 month USD-LIBOR-BBA	3.145%	(239,642)
	EUR	2,458,000	(E)	18,306	12/17/16	6 month EUR-EURIBOR-REUTERS	0.50%	1,608
	EUR	5,058,500	(E)	(152,488)	12/17/19	6 month EUR-EURIBOR-REUTERS	1.00%	17,367
	EUR	45,691,500	(E)	(5,047,955)	12/17/24	6 month EUR-EURIBOR-REUTERS	2.00%	15,798
	EUR	5,632,000	(E)	(807,242)	12/17/34	6 month EUR-EURIBOR-REUTERS	2.50%	204,577
	EUR	1,000	(E)	157	12/17/44	6 month EUR-EURIBOR-REUTERS	2.50%	(50)
	EUR	29,427,500	(E)	(421)	10/22/24	6 month EUR-EURIBOR-REUTERS	1.75%	(61,784)
	EUR	29,427,500	(E)	(421)	10/22/24	6 month EUR-EURIBOR-REUTERS	1.757%	(74,139)
	GBP	31,489,000	(E)	(318,704)	12/17/19	6 month GBP-LIBOR-BBA	2.25%	707,696
	GBP	33,455,000	(E)	2,122,028	12/17/24	6 month GBP-LIBOR-BBA	3.00%	(1,071,229)
	GBP	7,399,000	(E)	(556,966)	12/17/44	6 month GBP-LIBOR-BBA	3.25%	659,343
	JPY	75,973,000		(25)	3/24/44	6 month JPY-LIBOR-BBA	1.80%	47,215
	JPY	148,765,000		(50)	3/24/44	6 month JPY-LIBOR-BBA	1.79625%	91,176
	JPY	4,165,600,000		(163)	3/14/19	6 month JPY-LIBOR-BBA	0.3175%	191,267
	JPY	911,400,000		(159)	3/14/44	6 month JPY-LIBOR-BBA	1.795%	(559,784)
	JPY	73,652,000		(13)	3/24/44	6 month JPY-LIBOR-BBA	1.80125%	45,996
		$25,551,000		178,517	9/16/24	3 month USD-LIBOR-BBA	2.68%	764,614

	Total			$981,059	$(6,050,964)
(E)	Extended effective date.

	OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 10/31/14 (Unaudited)

				Upfront		Payments	Total return	Unrealized
	Swap counterparty/			premium	Termination	received (paid) by	received by	appreciation/
	Notional amount			received (paid)	date	fund per annum	or paid by fund	(depreciation)

	Bank of America N.A.
		$6,772,000	(E)	$—	6/24/24	(2.865%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	$(88,537)
		8,803,000	(E)	—	6/24/24	(2.865%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(115,090)
	Barclays Bank PLC
		678,463		—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,726
		1,202,662		—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	1,764
		1,227,032		—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	3,122
		1,118,956		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	3,196
		16,905,966		—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	30,084
		3,453,002		—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(9,890)
		466,185		—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	1,161
		1,257,253		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	3,592
		5,867,183		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	16,760
		1,217,523		—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(162)
		3,014,770		—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(8,635)
		3,683,333		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	10,522
		1,128,193		—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	2,809
		147,375		—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	111
		513,378		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,467
		631,018		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	1,901
		3,771,760		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	10,775
		2,191,408		—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(6,277)
		2,749,456		—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	6,845
		525,262		—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,336
		4,090,999		—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	15,730
		15,836,364		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	45,239
		3,476,306		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	9,931
		594,615		—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,513
		1,928,234		—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	4,906
		1,397,856		—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	3,557
		7,879,640		—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(22,569)
		1,443,063		—	1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic MBX Index 6.00% 30 year Fannie Mae pools	(5,559)
		1,199,557		—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(2,993)
		599,779		—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(1,497)
		599,779		—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(1,497)
		1,203,661		—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(3,004)
		3,126,269		—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(7,802)
		1,203,661		—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(3,004)
		1,308,210		—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	2,328
		1,900,903		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	(664)
		1,144,309		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	(399)
		1,129,014		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	3,225
		1,451,185		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	(507)
		2,502,726		—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(7,168)
		2,181,632		—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	1,646
		313,058		—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	236
		2,403,218		—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(5,997)
		241,152		—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(691)
		5,037,395		—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	3,337
		9,720,000		—	3/20/24	(2.505%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(284,359)
		8,011,000		—	3/21/24	(2.505%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(234,346)
		7,480,712		—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(354)
		13,753,000		—	9/17/19	2.138%	USA Non Revised Consumer Price Index- Urban (CPI-U)	200,175
		898,517		3,369	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	4,008
	Citibank, N.A.
		2,210,251		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	6,314
		5,029,014		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	14,366
		4,656,448		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	13,302
		9,775,000		—	3/27/24	(2.4825%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(265,489)
		7,854,000		—	10/3/16	1.631%	USA Non Revised Consumer Price Index- Urban (CPI-U)	39,647
	EUR	19,330,000		—	2/21/19	(1.235%)	Eurostat Eurozone HICP excluding tobacco	(544,542)
	EUR	10,070,000		—	2/21/24	1.69%	Eurostat Eurozone HICP excluding tobacco	558,527
	Credit Suisse International
		$1,676,338		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	4,789
		1,656,831		—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(4,745)
		3,033,832		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	(1,059)
		3,084,043		—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	2,043
		3,384,945		—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	2,242
		3,239,855		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	(1,131)
		7,066,929		—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	12,575
		4,144,755		43,390	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	46,657
	EUR	5,570,000		—	3/27/19	(1.1913%)	Eurostat Eurozone HICP excluding tobacco	(144,557)
	EUR	19,330,000		—	2/20/19	(1.2225%)	Eurostat Eurozone HICP excluding tobacco	(528,700)
	EUR	10,070,000		—	2/20/24	1.68%	Eurostat Eurozone HICP excluding tobacco	544,772
	EUR	5,570,000		—	3/24/19	(1.1925%)	Eurostat Eurozone HICP excluding tobacco	(145,045)
	GBP	4,710,000		—	3/20/19	3.05%	GBP Non-revised UK Retail Price Index	137,890
	GBP	4,710,000		—	3/25/19	3.0413%	GBP Non-revised UK Retail Price Index	134,379
	Deutsche Bank AG
		$1,656,831		—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(4,745)
		7,854,000		—	10/3/16	1.6475%	USA Non Revised Consumer Price Index- Urban (CPI-U)	42,255
	Goldman Sachs International
		1,776,852		—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(236)
		686,342		—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	518
		2,984,005		—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	4,376
		2,984,005		—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	4,376
		1,049,437		—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(3,006)
		394,243		—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(1,129)
		853,025		—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(113)
		128,295		—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(17)
		2,068,507		—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	128
		858,229		—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(114)
		1,716,372		—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(228)
		49,374		—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	37
		739,775		—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(2,119)
		1,437,715		—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(4,118)
		887,647		—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(2,542)
		68,013		—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(195)
		181,423		—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(520)
		6,792,076		—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	9,961
		5,877,944		—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	8,620
		2,709,000		—	7/14/44	(2.83%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(228,938)
		15,575,000	(E)	—	6/19/24	(2.83%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(180,140)
		1,856,000		—	7/29/44	(2.7975%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(141,075)
		4,815,510		95,558	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	102,536
		4,828,272		(102,601)	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(97,405)
	JPMorgan Chase Bank N.A.
		8,942,102		—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	15,912
		5,188,296		—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	9,232
		6,654,789		—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(768)
		4,815,943		94,061	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	101,040
		4,828,272		(98,072)	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(92,879)
	EUR	6,283,000		—	10/3/16	(0.7275%)	Eurostat Eurozone HICP excluding tobacco	(19,841)
	EUR	6,283,000		—	10/3/16	(0.7325%)	Eurostat Eurozone HICP excluding tobacco	(20,628)

	Total			$35,705	$(1,037,529)
(E)	Extended effective date.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 10/31/14 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
	Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	Bank of America N.A.
	CMBX NA BBB- Index	BBB-/P	$38,247	$671,000	5/11/63	300 bp	$39,779
	CMBX NA BBB- Index	BBB-/P	40,127	650,000	5/11/63	300 bp	41,612
	CMBX NA BBB- Index	BBB-/P	19,586	325,000	5/11/63	300 bp	20,328
	CMBX NA BBB- Index	BBB-/P	9,980	146,000	5/11/63	300 bp	10,313
	Barclays Bank PLC
	CMBX NA BBB- Index	BBB-/P	77,713	701,000	5/11/63	300 bp	79,314
	Credit Suisse International
	CMBX NA BBB- Index	BBB-/P	66,890	1,630,000	5/11/63	300 bp	70,612
	CMBX NA BBB- Index	BBB-/P	73,649	961,000	5/11/63	300 bp	75,843
	CMBX NA BBB- Index	BBB-/P	24,251	797,000	5/11/63	300 bp	26,071
	CMBX NA BBB- Index	BBB-/P	14,042	797,000	5/11/63	300 bp	15,862
	CMBX NA BBB- Index	BBB-/P	51,903	789,000	5/11/63	300 bp	53,704
	CMBX NA BBB- Index	BBB-/P	61,012	788,000	5/11/63	300 bp	62,812
	CMBX NA BBB- Index	BBB-/P	62,716	786,000	5/11/63	300 bp	64,512
	CMBX NA BBB- Index	BBB-/P	85,870	760,000	5/11/63	300 bp	87,606
	CMBX NA BBB- Index	BBB-/P	11,523	750,000	5/11/63	300 bp	13,236
	CMBX NA BBB- Index	BBB-/P	48,442	665,000	5/11/63	300 bp	49,960
	CMBX NA BBB- Index	BBB-/P	7,303	629,000	5/11/63	300 bp	8,739
	CMBX NA BBB- Index	BBB-/P	48,395	608,000	5/11/63	300 bp	49,783
	CMBX NA BBB- Index	BBB-/P	6,563	343,000	5/11/63	300 bp	7,346
	CMBX NA BB Index	—	(4,352)	833,000	5/11/63	(500 bp)	(3,912)
	CMBX NA BB Index	—	(10,758)	616,000	5/11/63	(500 bp)	(10,433)
	CMBX NA BB Index	—	7,965	515,000	5/11/63	(500 bp)	8,236
	CMBX NA BB Index	—	13,547	513,000	5/11/63	(500 bp)	13,817
	CMBX NA BB Index	—	5,272	510,000	5/11/63	(500 bp)	5,541
	CMBX NA BB Index	—	(2,536)	278,000	5/11/63	(500 bp)	(2,389)
	CMBX NA BB Index	—	(2,119)	276,000	5/11/63	(500 bp)	(1,974)
	CMBX NA BB Index	—	(2,644)	276,000	5/11/63	(500 bp)	(2,498)
	CMBX NA BB Index	—	5,159	258,000	5/11/63	(500 bp)	5,295
	CMBX NA BB Index	—	(11,870)	612,000	5/11/63	(500 bp)	(11,547)
	CMBX NA BBB- Index	BBB-/P	(15,354)	1,246,000	5/11/63	300 bp	(12,509)
	CMBX NA BBB- Index	BBB-/P	(18,666)	1,238,000	5/11/63	300 bp	(15,839)
	CMBX NA BBB- Index	BBB-/P	(23,329)	1,205,000	5/11/63	300 bp	(20,578)
	CMBX NA BBB- Index	BBB-/P	1,509	1,137,000	5/11/63	300 bp	3,727
	CMBX NA BBB- Index	BBB-/P	(8,056)	802,000	5/11/63	300 bp	(6,225)
	CMBX NA BBB- Index	BBB-/P	3,668	792,000	5/11/63	300 bp	5,476
	CMBX NA BBB- Index	BBB-/P	438	658,000	5/11/63	300 bp	1,940
	CMBX NA BBB- Index	BBB-/P	2,956	638,000	5/11/63	300 bp	4,413
	CMBX NA BBB- Index	BBB-/P	14,943	628,000	5/11/63	300 bp	16,377
	CMBX NA BBB- Index	BBB-/P	3,733	615,000	5/11/63	300 bp	5,137
	CMBX NA BBB- Index	BBB-/P	2,109	609,000	5/11/63	300 bp	3,500
	CMBX NA BBB- Index	BBB-/P	422	608,000	5/11/63	300 bp	1,810
	CMBX NA BBB- Index	BBB-/P	(10,948)	606,000	5/11/63	300 bp	(9,564)
	CMBX NA BBB- Index	BBB-/P	1,476	547,000	5/11/63	300 bp	2,725
	CMBX NA BBB- Index	BBB-/P	(1,788)	536,000	5/11/63	300 bp	(564)
	CMBX NA BBB- Index	BBB-/P	(1,792)	536,000	5/11/63	300 bp	(568)
	CMBX NA BBB- Index	BBB-/P	(5,339)	533,000	5/11/63	300 bp	(4,122)
	CMBX NA BBB- Index	BBB-/P	(4,981)	532,000	5/11/63	300 bp	(3,766)
	CMBX NA BBB- Index	BBB-/P	6,197	520,000	5/11/63	300 bp	7,384
	CMBX NA BBB- Index	BBB-/P	5,170	520,000	5/11/63	300 bp	6,357
	CMBX NA BBB- Index	BBB-/P	24,887	520,000	5/11/63	300 bp	26,074
	CMBX NA BBB- Index	BBB-/P	(4,326)	517,000	5/11/63	300 bp	(3,146)
	CMBX NA BBB- Index	BBB-/P	(1,672)	494,000	5/11/63	300 bp	(544)
	CMBX NA BBB- Index	BBB-/P	(2,594)	272,000	5/11/63	300 bp	(1,973)
	CMBX NA BBB- Index	BBB-/P	(1,615)	268,000	5/11/63	300 bp	(1,003)
	CMBX NA BBB- Index	—	(39,321)	696,000	1/17/47	(300 bp)	(26,155)
	CMBX NA BBB- Index	—	(32,149)	685,000	1/17/47	(300 bp)	(19,191)
	Goldman Sachs International
	CMBX NA BB Index	—	(5,185)	489,000	5/11/63	(500 bp)	(4,927)
	CMBX NA BB Index	—	(2,651)	276,000	5/11/63	(500 bp)	(2,505)
	CMBX NA BB Index	—	5,834	258,000	5/11/63	(500 bp)	5,970
	CMBX NA BBB- Index	BBB-/P	(10,098)	606,000	5/11/63	300 bp	(8,714)
	CMBX NA BBB- Index	BBB-/P	6,683	585,000	5/11/63	300 bp	8,018
	CMBX NA BBB- Index	BBB-/P	(2,151)	536,000	5/11/63	300 bp	(927)
	CMBX NA BBB- Index	BBB-/P	(4,959)	530,000	5/11/63	300 bp	(3,749)
	CMBX NA BBB- Index	BBB-/P	(5,315)	530,000	5/11/63	300 bp	(4,105)
	CMBX NA BBB- Index	BBB-/P	(5,315)	530,000	5/11/63	300 bp	(4,105)
	CMBX NA BBB- Index	BBB-/P	3,144	527,000	5/11/63	300 bp	4,347
	CMBX NA BBB- Index	BBB-/P	(4,153)	517,000	5/11/63	300 bp	(2,972)
	CMBX NA BBB- Index	BBB-/P	(2,967)	272,000	5/11/63	300 bp	(2,346)
	CMBX NA BBB- Index	BBB-/P	(208)	77,000	5/11/63	300 bp	(31)

	Total		$614,113	$720,695

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at October 31, 2014. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.”

Key to holding's currency abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
PLN	Polish Zloty
RUB	Russian
SEK	Swedish Krona
Key to holding's abbreviations
bp	Basis Points
EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
MTN	Medium Term Notes
OAO	Open Joint Stock Company
OJSC	Open Joint Stock Company
PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
TBA	To Be Announced Commitments

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2014 through October 31, 2014 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $739,037,700.
(b)	The aggregate identified cost on a tax basis is $994,185,735, resulting in gross unrealized appreciation and depreciation of $33,176,060 and $18,581,228, respectively, or net unrealized appreciation of $14,594,832.
(NON)	Non-income-producing security.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund *	$15,660,350	$68,925,908	$65,743,086	$2,104	$18,843,172
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
	Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	Security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(i)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(R)	Real Estate Investment Trust.
(U)	This security, in part or in entirety, represents an unfunded loan commitment. As of the close of the reporting period, the fund had unfunded loan commitments of $89,474, which could be extended at the option of the borrower, pursuant to the following loan agreements with the following borrowers:
	Borrower	Unfunded commitments
	WR Grace & Co.	$89,474
	Totals	$89,474
	At the close of the reporting period, the fund maintained liquid assets totaling $287,645,653 to cover certain derivatives contracts and delayed delivery securities.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	83.0%
	Greece	2.7
	Argentina	2.3
	Russia	2.1
	Venezuela	1.4
	United Kingdom	1.1
	Canada	1.0
	Luxembourg	0.9
	Brazil	0.6
	Mexico	0.6
	Indonesia	0.6
	Germany	0.5
	Other	3.2

	Total	100.0%
	Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value and are classified as Level 2 securities.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
	Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.
	The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
	Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
	Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
	For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
	Futures contracts: The fund used futures contracts to hedge interest rate risk and to gain exposure to interest rates.
	The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
	Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
	For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk and to gain exposure on currency.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk and to gain exposure on interest rates.
	An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
	The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
	For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
	Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to gain exposure to specific sectors or industries, to gain exposure to rates of inflation in specific regions or countries and to hedge inflation in specific regions or countries.
	To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
	For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
	Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk and to gain exposure on individual names and/or baskets of securities.
	In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
	In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
	For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
	TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
	The fund may also enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
	TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
	Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage backed and other asset backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $555,807 at the close of the reporting period.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $7,696,848 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $10,503,970 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer cyclicals	$—	$—	$23,241
Energy	—	—	1,836
Total common stocks	—	—	25,077
Convertible bonds and notes	—	663,681	—
Convertible preferred stocks	—	415,492	—
Corporate bonds and notes	—	244,756,461	13
Foreign government and agency bonds and notes	—	80,703,478	—
Mortgage-backed securities	—	335,747,210	—
Preferred stocks	434,763	1,040,368	—
Purchased options outstanding	—	815,380	—
Purchased swap options outstanding	—	1,550,936	—
Senior loans	—	15,875,862	—
U.S. government and agency mortgage obligations	—	278,074,926	—
U.S. treasury obligations	—	702,605	—
Short-term investments	18,983,172	28,991,143	—

Totals by level	$19,417,935	$989,337,542	$25,090

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$7,816,146	$—
Futures contracts	(474,506)	—	—
Written options outstanding	—	(664,230)	—
Written swap options outstanding	—	(10,048,597)	—
Forward premium swap option contracts	—	(184,730)	—
TBA sale commitments	—	(119,859,844)	—
Interest rate swap contracts	—	(9,305,370)	—
Total return swap contracts	—	(1,073,234)	—
Credit default contracts	—	106,582	—

Totals by level	$(474,506)	$(133,213,277)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above) did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$106,582	$—
Foreign exchange contracts	11,229,726	3,413,580
Interest rate contracts	19,102,880	38,487,231

Total	$30,439,188	$41,900,811

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased TBA commitment option contracts (contract amount)		$198,300,000
Purchased swap option contracts (contract amount)		$452,800,000
Written TBA commitment option contracts (contract amount)		$372,300,000
Written swap option contracts (contract amount)		$681,500,000
Futures contracts (number of contracts)		1,000
Forward currency contracts (contract amount)		$849,800,000
OTC interest rate swap contracts (notional)		$375,400,000
Centrally cleared interest rate swap contracts (notional)		$1,994,800,000
OTC total return swap contracts (notional)		$431,700,000
OTC credit default contracts (notional)		$38,300,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Barclays Capital Inc. (clearing broker)	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Royal Bank of Scotland PLC (The)	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

	Assets:
	OTC Interest rate swap contracts*#	$–	$–	$–	$17,107	$11,608	$398,586	$157,800	$–	$4,852	$–	$–	$–	$–	$–	589,953
	Centrally cleared interest rate swap contracts§	–	–	3,770,603	–	–	–	–	–	–	–	–	–	–	–	3,770,603
	OTC Total return swap contracts*#	–	389,633	–	632,156	841,957	42,255	40,190	–	37,316	–	–	–	–	–	1,983,507
	OTC Credit default contracts*#	4,092	1,601	–	–	89,594	–	11,295	–	–	–	–	–	–	–	106,582
	Futures contracts§	–	–	–	–	–	–	–	–	–	19,546	–	–	–	–	19,546
	Forward currency contracts#	942,387	1,158,850	–	1,087,156	1,224,053	639,995	878,834	568,260	1,929,493	–	259,633	1,296,952	342,662	901,451	11,229,726
	Forward premium swap option contracts#	–	–	–	–	–	–	–	–	1,344,483	–	–	–	–	–	1,344,483
	Purchased swap options#	1,069,707	–	–	–	481,229	–	–	–	–	–	–	–	–	–	1,550,936
	Purchased options#	–	–	–	–	–	–	–	–	815,380	–	–	–	–	–	815,380

	Total Assets	$2,016,186	$1,550,084	$3,770,603	$1,736,419	$2,648,441	$1,080,836	$1,088,119	$568,260	$4,131,524	$19,546	$259,633	$1,296,952	$342,662	$901,451	$21,410,716

	Liabilities:
	OTC Interest rate swap contracts*#	41,682	–	–	245,224	64,084	2,392,119	29,905	–	90,286	–	–	–	–	–	2,863,300
	Centrally cleared interest rate swap contracts§	–	–	3,912,862	–	–	–		–	–	–	–	–	–	–	3,912,862
	OTC Total return swap contracts*#	203,627	607,374	–	810,031	825,237	4,745	564,490	–	41,237	–	–	–	–	–	3,056,741
	OTC Credit default contracts*#	–	–	–	–	–	–	–	–	–	–	–	–	–	–	–
	Futures contracts§	–	–	–	–	–	–	–	–	–	–	–	–	–	–	–
	Forward currency contracts#	233,665	452,702	–	378,922	446,140	150,012	38,351	11,083	838,961	–	85,589	441,935	77,638	258,582	3,413,580
	Forward premium swap option contracts#	–	–	–	–	–	–	–	–	1,529,213	–	–	–	–	–	1,529,213
	Written swap options#	3,150,919	–	–	–	1,820,884	–	–	–	5,076,794	–	–	–	–	–	10,048,597
	Written options#	–	–	–	–	–	–	–	–	664,230	–	–	–	–	–	664,230

	Total Liabilities	$3,629,893	$1,060,076	$3,912,862	$1,434,177	$3,156,345	$2,546,876	$632,746	$11,083	$8,240,721	$–	$85,589	$441,935	$77,638	$258,582	$25,488,523

	Total Financial and Derivative Net Assets	$(1,613,707)	$490,008	$(142,259)	$302,242	$(507,904)	$(1,466,040)	$455,373	$557,177	$(4,109,197)	$19,546	$174,044	$855,017	$265,024	$642,869	$(4,077,807)
	Total collateral received (pledged)##†	$(1,613,707)	$266,758	$–	$140,000	$(507,904)	$(1,466,040)	$238,485	$435,847	$(4,109,197)	$–	$120,167	$–	$197,155	$–
	Net amount	$–	$223,250	$(142,259)	$162,242	$–	$–	$216,888	$121,330	$–	$19,546	$53,877	$855,017	$67,869	$642,869

*	Excludes premiums, if any.

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§	Includes current day's variation margin only, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund's portfolio.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Premier Income Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: December 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: December 29, 2014

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: December 29, 2014